UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Contrafund®

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Performance	5	How the fund has done over time.
Management's Discussion	6	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	7	An example of shareholder expenses.
Investment Changes	8	A summary of major shifts in the fund's investments over the past six months.
Investments	9	A complete list of the fund's investments with their market values.
Financial Statements	31	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	35	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	40
Trustees and Officers	41
Distributions	50
Proxy Voting Results	51

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® Contrafund®	15.07%	1.62%	13.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Will Danoff, Portfolio Manager of Fidelity® Contrafund®

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

Fidelity Contrafund returned 15.07% for the 12 months ending December 31, 2004, outpacing both the S&P 500® and the LipperSM Growth Funds Average, which gained 9.70%. Strong individual security selection within both the technology and telecommunication services sectors helped overall performance, as did the fund's continued emphasis on small- and mid-cap growth stocks relative to the S&P 500. Smaller stocks generally outperformed large-caps in 2004. At the end of the period, Contrafund had approximately 36% of its assets in companies with market capitalizations of less than $10 billion, compared to 12% for the S&P 500. The fund's best individual performers included Internet stalwarts such as Google, Yahoo! and eBay, all of which appreciated more than 65% in 2004. Within telecommunications, the fund's positions in Research In Motion, which makes the BlackBerry portable e-mail device, and America Movil, a leading wireless services provider in Latin America, also fared well. Disappointments included Ireland-based Ryanair, Europe's leading discount airline, which fell in value as the carrier's profits were squeezed by higher oil prices and intense competition. Profit pressures also hurt the fund's positions in Krispy Kreme Doughnuts, semiconductor maker Silicon Laboratories and discount retailer 99 Cents Only Stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Actual	$ 1,000.00	$ 1,083.50	$ 4.92
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.41	$ 4.77

* Expenses are equal to the Fund's annualized expense ratio of .94%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	2.6	2.9
3M Co.	2.4	3.2
Avon Products, Inc.	2.2	3.3
EnCana Corp.	2.2	1.9
Yahoo!, Inc.	1.9	1.8
Genentech, Inc.	1.4	1.8
Danaher Corp.	1.2	1.2
Marvell Technology Group Ltd.	1.2	0.8
Patterson Companies, Inc.	1.2	1.2
American International Group, Inc.	1.2	1.2
	17.5
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.9	13.2
Financials	12.5	12.7
Industrials	12.2	10.9
Health Care	11.2	15.8
Consumer Discretionary	10.8	13.1
Asset Allocation (% of fund's net assets)
As of December 31, 2004 *		As of June 30, 2004 **
	Stocks 89.1%		Stocks 89.5%
	Bonds 1.5%		Bonds 0.9%
	Convertible Securities 0.1%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 9.3%		Short-Term Investments and Net Other Assets 9.0%
* Foreign investments	24.7%	** Foreign investments	21.8%

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.5%
Honda Motor Co. Ltd.	309,800	$ 16,147
Toyota Motor Corp.	5,479,400	224,299
		240,446
Hotels, Restaurants & Leisure - 2.5%
Aristocrat Leisure Ltd.	5,788,833	45,065
Boyd Gaming Corp.	1,340,900	55,848
Ctrip.com International Ltd. ADR	188,900	8,693
Domino's Pizza, Inc.	122,500	2,181
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	698,200	57,084
Great Canadian Gaming Corp. (a)	271,100	10,281
Greek Organization of Football Prognostics SA	387,484	10,702
Hilton Group PLC	6,129,502	33,465
International Game Technology	662,350	22,772
Kerzner International Ltd. (a)	606,800	36,438
Krispy Kreme Doughnuts, Inc. (a)(d)	1,116,700	14,070
Life Time Fitness, Inc.	432,900	11,203
Marriott International, Inc. Class A	582,800	36,705
P.F. Chang's China Bistro, Inc. (a)(d)	516,850	29,124
Panera Bread Co. Class A (a)(e)	1,780,000	71,770
Penn National Gaming, Inc. (a)	457,262	27,687
Pinnacle Entertainment, Inc. (a)	155,200	3,070
Red Robin Gourmet Burgers, Inc. (a)(e)	1,141,553	61,039
Scientific Games Corp. Class A (a)	401,300	9,567
Shuffle Master, Inc. (a)(d)(e)	1,395,636	65,734
Starbucks Corp. (a)	2,445,000	152,470
Station Casinos, Inc.	2,774,200	151,693
The Cheesecake Factory, Inc. (a)	848,364	27,546
William Hill PLC	8,136,807	88,068
Wynn Resorts Ltd. (a)	1,351,496	90,442
		1,122,717
Household Durables - 1.4%
Black & Decker Corp.	115,200	10,176
Blount International, Inc. (a)	1,447,800	25,221
Centex Corp.	155,000	9,235
D.R. Horton, Inc.	2,719,790	109,635
Desarrolladora Homex SA de CV ADR (d)	387,500	9,164
Fortune Brands, Inc.	954,400	73,661
Harman International Industries, Inc.	1,394,700	177,127
Hovnanian Enterprises, Inc. Class A (a)	405,800	20,095
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home	235,300	$ 24,565
Leggett & Platt, Inc.	619,900	17,624
Mohawk Industries, Inc. (a)	352,400	32,157
Pulte Homes, Inc.	23,200	1,480
Ryland Group, Inc.	139,000	7,998
Sharp Corp.	1,094,000	17,868
Tempur-Pedic International, Inc.	1,267,700	26,875
Toll Brothers, Inc. (a)	809,200	55,519
		618,400
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	4,298,400	499,818
IAC/InterActiveCorp (a)	1,263,972	34,911
		534,729
Media - 1.3%
Central European Media Enterprises Ltd. Class A (a)	223,400	8,709
Citadel Broadcasting Corp. (a)	349,500	5,655
EchoStar Communications Corp. Class A	232,600	7,732
Fox Entertainment Group, Inc. Class A (a)	1,568,700	49,038
Getty Images, Inc. (a)	741,500	51,052
Lakes Entertainment, Inc. (a)	465,918	7,590
McGraw-Hill Companies, Inc.	30,800	2,819
Omnicom Group, Inc.	94,000	7,926
Pixar (a)	1,619,301	138,628
SBS Broadcasting SA (a)	1,155,490	46,485
Sirius Satellite Radio, Inc. (a)(d)	929,900	7,114
Spanish Broadcasting System, Inc. Class A (a)	9,418	99
Univision Communications, Inc. Class A (a)	563,100	16,482
Vivendi Universal SA sponsored ADR (a)	177,100	5,680
Walt Disney Co.	619,200	17,214
Washington Post Co. Class B	67,170	66,029
XM Satellite Radio Holdings, Inc. Class A (a)	3,628,196	136,493
		574,745
Multiline Retail - 0.4%
99 Cents Only Stores (a)(d)	384,433	6,212
JCPenney Co., Inc.	601,500	24,902
Neiman Marcus Group, Inc. Class A	755,600	54,056
Next PLC	948,800	30,043
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	542,500	$ 25,351
Target Corp.	923,600	47,963
		188,527
Specialty Retail - 2.4%
Advance Auto Parts, Inc. (a)	346,100	15,118
bebe Stores, Inc.	348,750	9,409
Bed Bath & Beyond, Inc. (a)	2,616,000	104,195
Build-A-Bear Workshop, Inc.	570,700	20,060
Chico's FAS, Inc. (a)	2,536,600	115,491
Genesco, Inc. (a)	310,000	9,653
Guitar Center, Inc. (a)	556,300	29,311
Halfords Group PLC	3,256,634	19,374
Hennes & Mauritz AB (H&M) (B Shares)	1,304,275	45,433
Inditex SA	503,900	14,833
Lowe's Companies, Inc.	320,300	18,446
New York & Co., Inc.	625,100	10,327
Pacific Sunwear of California, Inc. (a)	1,658,128	36,910
PETCO Animal Supplies, Inc. (a)	2,365,400	93,386
PETsMART, Inc.	3,410,800	121,186
Regis Corp.	487,600	22,503
Sherwin-Williams Co.	156,700	6,994
Signet Group PLC	8,160,737	17,227
Staples, Inc.	3,715,900	125,263
The Pantry, Inc. (a)	207,000	6,229
TJX Companies, Inc.	3,568,500	89,676
Too, Inc. (a)	541,800	13,252
United Auto Group, Inc.	182,300	5,394
Urban Outfitters, Inc. (a)	2,305,200	102,351
		1,052,021
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC	10,309,110	79,333
Carter's, Inc. (a)	300,700	10,221
Coach, Inc. (a)	4,324,876	243,923
Fossil, Inc. (a)	760,700	19,504
Hartmarx Corp. (a)	276,200	2,146
NIKE, Inc. Class B	400,700	36,339
Polo Ralph Lauren Corp. Class A	400,300	17,053
Puma AG	133,819	36,724
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Quiksilver, Inc. (a)	740,000	$ 22,045
Wolverine World Wide, Inc.	92,200	2,897
		470,185
TOTAL CONSUMER DISCRETIONARY		4,801,770
CONSUMER STAPLES - 5.9%
Beverages - 0.1%
Anheuser-Busch Companies, Inc.	361,200	18,324
Cott Corp. (a)	67,000	1,657
PepsiCo, Inc.	719,190	37,542
		57,523
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	387,300	11,458
CVS Corp.	155,000	6,986
Sysco Corp.	7,573,100	289,065
Tesco PLC	11,617,313	71,732
United Natural Foods, Inc. (a)	1,135,448	35,312
Wal-Mart de Mexico SA de CV Series V	4,650,300	15,983
Wal-Mart Stores, Inc.	582,600	30,773
Walgreen Co.	233,000	8,940
Whole Foods Market, Inc.	1,552,375	148,019
William Morrison Supermarkets PLC	19,352,374	76,876
		695,144
Food Products - 0.5%
Hershey Foods Corp.	1,572,000	87,309
Kellogg Co.	1,830,000	81,728
Wm. Wrigley Jr. Co.	939,200	64,983
		234,020
Household Products - 0.6%
Colgate-Palmolive Co.	5,148,500	263,397
Personal Products - 3.1%
Avon Products, Inc. (e)	25,843,944	1,000,161
Gillette Co.	8,926,800	399,742
		1,399,903
TOTAL CONSUMER STAPLES		2,649,987
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 9.0%
Energy Equipment & Services - 0.8%
BJ Services Co.	323,300	$ 15,046
Noble Corp. (a)	42,100	2,094
Oil States International, Inc. (a)	502,500	9,693
Schlumberger Ltd. (NY Shares)	2,944,400	197,128
Smith International, Inc. (a)	1,692,590	92,094
Superior Energy Services, Inc. (a)	387,400	5,970
Tenaris SA sponsored ADR	260,100	12,719
		334,744
Oil & Gas - 8.2%
Anadarko Petroleum Corp.	290,400	18,821
Apache Corp.	2,676,940	135,373
Ashland, Inc.	567,000	33,101
Bill Barrett Corp.	198,500	6,350
Blackrock Ventures, Inc. (a)	3,316,600	20,314
BP PLC sponsored ADR	6,964,866	406,748
Burlington Resources, Inc.	3,076,520	133,829
Chesapeake Energy Corp.	4,569,700	75,400
China Petroleum & Chemical Corp. sponsored ADR	1,789,600	73,356
Denbury Resources, Inc. (a)	155,200	4,260
EnCana Corp.	17,384,224	990,901
Encore Acquisition Co. (a)	951,400	33,213
ENI Spa sponsored ADR	233,100	29,333
EOG Resources, Inc.	657,700	46,933
Exxon Mobil Corp.	6,743,300	345,662
Houston Exploration Co. (a)	732,300	41,236
Imperial Oil Ltd.	228,800	13,566
Marathon Oil Corp.	470,700	17,703
McMoRan Exploration Co. (a)(d)	619,200	11,579
Murphy Oil Corp.	3,314,100	266,619
Noble Energy, Inc.	421,700	26,002
Occidental Petroleum Corp.	1,427,100	83,286
Patina Oil & Gas Corp.	639,500	23,981
PetroChina Co. Ltd. sponsored ADR (d)	593,100	31,844
PetroKazakhstan, Inc. Class A	632,700	23,478
Premcor, Inc. (e)	6,464,030	272,588
Quicksilver Resources, Inc. (a)	1,053,000	38,729
Range Resources Corp.	838,700	17,160
Talisman Energy, Inc.	874,890	23,586
Teekay Shipping Corp.	232,100	9,774
Total SA sponsored ADR	1,972,400	216,648
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Unocal Corp.	556,700	$ 24,072
Valero Energy Corp.	1,424,200	64,659
Whiting Petroleum Corp. New (a)	458,400	13,867
XTO Energy, Inc.	2,626,900	92,940
		3,666,911
TOTAL ENERGY		4,001,655
FINANCIALS - 12.5%
Capital Markets - 0.4%
Calamos Asset Management, Inc. Class A	219,200	5,918
Goldman Sachs Group, Inc.	319,300	33,220
Legg Mason, Inc.	412,700	30,234
Lehman Brothers Holdings, Inc.	765,300	66,948
Merrill Lynch & Co., Inc.	552,600	33,029
SEI Investments Co.	135,600	5,686
		175,035
Commercial Banks - 1.5%
BOK Financial Corp. (a)	175,463	8,556
East West Bancorp, Inc.	511,400	21,458
Hibernia Corp. Class A	253,360	7,477
HSBC Holdings PLC sponsored ADR (d)	897,707	76,431
M&T Bank Corp.	1,744,100	188,084
Nara Bancorp, Inc.	155,000	3,297
PrivateBancorp, Inc.	104,800	3,378
Royal Bank of Scotland Group PLC	811,791	27,294
Southwest Bancorp of Texas, Inc.	77,300	1,800
Texas Capital Bancshares, Inc. (a)	22,600	489
UCBH Holdings, Inc.	584,400	26,777
Wachovia Corp.	1,904,902	100,198
Wells Fargo & Co.	2,674,600	166,226
Westcorp	499,980	22,964
Wintrust Financial Corp.	364,700	20,773
		675,202
Consumer Finance - 1.1%
First Marblehead Corp. (a)	374,800	21,083
MBNA Corp.	2,995,800	84,452
SLM Corp.	6,872,800	366,939
		472,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	843,400	$ 30,327
CapitalSource, Inc. (a)	808,900	20,764
Citigroup, Inc.	13,000	626
KKR Financial Corp. (f)	1,936,000	20,328
Moody's Corp.	2,300,500	199,798
		271,843
Insurance - 7.4%
ACE Ltd.	1,019,200	43,571
AFLAC, Inc.	844,300	33,637
Allstate Corp.	4,109,600	212,549
American International Group, Inc.	8,068,126	529,834
Assurant, Inc.	1,517,800	46,369
Berkshire Hathaway, Inc. Class A (a)	13,062	1,148,151
Brit Insurance Holdings PLC	13,779,500	20,824
Endurance Specialty Holdings Ltd.	1,220,500	41,741
Everest Re Group Ltd. (e)	2,946,520	263,890
Fidelity National Financial, Inc.	154,900	7,074
Genworth Financial, Inc. Class A	310,000	8,370
Great-West Lifeco, Inc.	466,000	10,369
HCC Insurance Holdings, Inc.	1,741,800	57,688
IPC Holdings Ltd.	563,800	24,531
Markel Corp. (a)	101,450	36,928
Mercury General Corp.	795,900	47,690
MetLife, Inc.	918,700	37,217
Montpelier Re Holdings Ltd. (e)	5,020,900	193,054
PartnerRe Ltd.	1,159,800	71,838
Progressive Corp.	938,200	79,597
RenaissanceRe Holdings Ltd.	2,679,310	139,538
StanCorp Financial Group, Inc.	533,000	43,973
USI Holdings Corp. (a)(e)	3,128,718	36,199
W.R. Berkley Corp.	1,554,700	73,335
White Mountains Insurance Group Ltd.	42,300	27,326
Willis Group Holdings Ltd.	1,252,600	51,570
		3,286,863
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	1,479,700	49,644
CBL & Associates Properties, Inc.	475,979	36,341
Equity Residential (SBI)	662,500	23,969
General Growth Properties, Inc.	298,210	10,783
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Vornado Realty Trust	209,100	$ 15,919
Weingarten Realty Investors (SBI)	232,600	9,327
		145,983
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	949,246	35,132
Doral Financial Corp.	1,648,425	81,185
Freddie Mac	116,300	8,571
Golden West Financial Corp., Delaware	6,736,780	413,773
W Holding Co., Inc.	82,314	1,888
		540,549
TOTAL FINANCIALS		5,567,949
HEALTH CARE - 11.2%
Biotechnology - 1.8%
Affymetrix, Inc. (a)	131,600	4,810
Biogen Idec, Inc. (a)	1,655,800	110,293
Gen-Probe, Inc. (a)	1,219,100	55,116
Genentech, Inc. (a)	11,276,800	613,909
Pharmion Corp. (a)	97,900	4,132
Seattle Genetics, Inc. (a)(e)	2,477,300	16,177
		804,437
Health Care Equipment & Supplies - 4.1%
Advanced Medical Optics, Inc. (a)(d)	1,123,100	46,204
Advanced Neuromodulation Systems, Inc. (a)(e)	1,555,952	61,398
Alcon, Inc.	3,037,100	244,790
American Medical Systems Holdings, Inc. (a)	779,000	32,570
Arrow International, Inc.	49,700	1,540
Aspect Medical Systems, Inc. (a)	363,460	8,890
Becton, Dickinson & Co.	313,900	17,830
Bio-Rad Laboratories, Inc. Class A (a)	739,300	42,414
Boston Scientific Corp. (a)	592,300	21,056
C.R. Bard, Inc.	1,483,200	94,895
Cooper Companies, Inc.	666,637	47,058
Cytyc Corp. (a)	324,600	8,949
DENTSPLY International, Inc. (e)	5,500,237	309,113
Edwards Lifesciences Corp. (a)	77,500	3,198
Fisher Scientific International, Inc. (a)	1,340,808	83,640
Foxhollow Technologies, Inc.	30,600	752
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Given Imaging Ltd. (a)(d)	315,700	$ 11,337
Guidant Corp.	116,300	8,385
IDEXX Laboratories, Inc. (a)	1,060,980	57,919
Integra LifeSciences Holdings Corp. (a)	750,800	27,727
IntraLase Corp.	111,900	2,627
Intuitive Surgical, Inc. (a)	625,076	25,016
Kinetic Concepts, Inc.	779,400	59,468
Lumenis Ltd. (a)	1,857	4
Medtronic, Inc.	422,100	20,966
Nobel Biocare Holding AG (Switzerland)	155,265	28,070
Ocular Sciences, Inc. (a)	469,300	23,000
Smith & Nephew PLC	15,931,724	164,925
St. Jude Medical, Inc. (a)	3,448,200	144,583
Symmetry Medical, Inc.	139,400	2,934
Synthes, Inc.	555,456	62,153
Thermo Electron Corp. (a)	271,200	8,188
Varian Medical Systems, Inc. (a)	7,700	333
Ventana Medical Systems, Inc. (a)	38,800	2,483
Waters Corp. (a)	1,605,500	75,121
Zimmer Holdings, Inc. (a)	998,529	80,002
		1,829,538
Health Care Providers & Services - 3.1%
Aetna, Inc.	3,069,330	382,899
American Healthways, Inc. (a)	456,800	15,093
Caremark Rx, Inc. (a)	214,400	8,454
DaVita, Inc. (a)	154,000	6,088
eResearchTechnology, Inc. (a)	752,100	11,921
IDX Systems Corp. (a)	38,200	1,316
Molina Healthcare, Inc. (a)	170,540	7,910
Patterson Companies, Inc. (a)(e)	12,305,396	533,931
Pharmaceutical Product Development, Inc. (a)	232,200	9,588
UnitedHealth Group, Inc.	4,339,390	381,997
VCA Antech, Inc. (a)	793,200	15,547
WellChoice, Inc. (a)	40,700	2,173
WellPoint, Inc. (a)	77,700	8,936
		1,385,853
Pharmaceuticals - 2.2%
Atherogenics, Inc. (a)	232,600	5,480
Connetics Corp. (a)	299,000	7,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Cypress Bioscience, Inc. (a)	783,700	$ 11,019
Elan Corp. PLC sponsored ADR (a)	1,997,100	54,421
Johnson & Johnson	1,700,950	107,874
Kos Pharmaceuticals, Inc. (a)	514,400	19,362
Merck KGaA	99,592	6,839
Novartis AG sponsored ADR	2,475,700	125,122
Novo Nordisk AS Series B	4,432,302	241,721
Pfizer, Inc.	935	25
Roche Holding AG (participation certificate)	2,489,397	284,453
Schering-Plough Corp.	4,790,300	100,021
Teva Pharmaceutical Industries Ltd. sponsored ADR	310,900	9,283
		972,883
TOTAL HEALTH CARE		4,992,711
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	534,300	39,132
Lockheed Martin Corp.	6,600,795	366,674
Precision Castparts Corp.	788,114	51,763
United Technologies Corp.	299,500	30,953
		488,522
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	4,073,793	226,177
CNF, Inc.	162,500	8,141
EGL, Inc. (a)	852,000	25,466
Expeditors International of Washington, Inc.	169,560	9,475
Ryder System, Inc.	154,800	7,395
United Parcel Service, Inc. Class B	3,266,200	279,129
UTI Worldwide, Inc.	58,100	3,952
		559,735
Airlines - 0.9%
JetBlue Airways Corp. (a)	4,057,922	94,225
Jetsgo Corp.:
warrants (a)(g)	125,000	0
warrants (a)(g)	1	0
Class B (a)(g)	1,250,000	10,417
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)(d)	5,443,306	$ 221,815
Southwest Airlines Co.	2,920,500	47,546
		374,003
Building Products - 0.3%
Lennox International, Inc.	736,800	14,994
Masco Corp.	2,880,600	105,228
Trex Co., Inc. (a)	181,700	9,528
		129,750
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	90,800	1,791
Apollo Group, Inc. Class A (a)	28	2
Aramark Corp. Class B	3,129,300	82,958
Corporate Executive Board Co.	213,200	14,272
Educate, Inc.	917,200	12,144
Jackson Hewitt Tax Service, Inc.	191,200	4,828
Laureate Education, Inc. (a)	601,900	26,538
Navigant Consulting, Inc. (a)	200,200	5,325
R.R. Donnelley & Sons Co.	1,090,600	38,487
Resources Connection, Inc. (a)	1,012,932	55,012
Robert Half International, Inc.	1,484,100	43,677
		285,034
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	828,466	39,592
Paul Y-ITC Construction Holdings Ltd.	23,170,000	5,872
		45,464
Electrical Equipment - 0.5%
AMETEK, Inc.	253,700	9,049
Cooper Industries Ltd. Class A	2,596,100	176,249
Energy Conversion Devices, Inc. (a)(d)	232,100	4,484
Roper Industries, Inc.	323,800	19,677
Ultralife Batteries, Inc. (a)(e)	1,068,280	20,778
		230,237
Industrial Conglomerates - 2.8%
3M Co.	12,941,180	1,062,083
Carlisle Companies, Inc.	194,300	12,614
Hutchison Whampoa Ltd.	6,226,000	58,273
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Siemens AG sponsored ADR	542,300	$ 45,917
Tyco International Ltd.	1,587,400	56,734
		1,235,621
Machinery - 3.5%
A.S.V., Inc. (a)	319,800	15,318
Bucyrus International, Inc. Class A	658,500	26,761
Caterpillar, Inc.	693,700	67,643
Cummins, Inc.	1,453,000	121,747
CUNO, Inc. (a)	154,900	9,201
Danaher Corp.	9,581,740	550,088
Deere & Co.	499,500	37,163
Eaton Corp.	345,500	25,000
ESCO Technologies, Inc. (a)	155,000	11,881
Gardner Denver, Inc. (a)	118,600	4,304
Harsco Corp.	226,900	12,647
IDEX Corp.	436,650	17,684
Illinois Tool Works, Inc.	138,100	12,799
Ingersoll-Rand Co. Ltd. Class A	462,700	37,155
ITT Industries, Inc.	95,800	8,090
Joy Global, Inc.	1,322,800	57,449
Oshkosh Truck Co.	272,000	18,599
PACCAR, Inc.	4,134,456	332,741
Pall Corp.	304,400	8,812
Parker Hannifin Corp.	652,200	49,398
Pentair, Inc.	222,200	9,679
Timken Co.	180,500	4,697
Volvo AB ADR	3,055,500	121,151
		1,560,007
Marine - 0.0%
Alexander & Baldwin, Inc.	203,600	8,637
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	1,238,500	58,593
Canadian National Railway Co.	1,299,700	79,141
Heartland Express, Inc.	1,972,305	44,318
Knight Transportation, Inc.	1,056,551	26,202
Laidlaw International, Inc. (a)	332,300	7,111
Landstar System, Inc. (a)	973,531	71,691
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	232,500	$ 8,414
Yellow Roadway Corp. (a)	864,440	48,158
		343,628
Trading Companies & Distributors - 0.2%
Fastenal Co.	786,188	48,398
MSC Industrial Direct Co., Inc. Class A	1,331,500	47,907
		96,305
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	2,325,600	15,349
TOTAL INDUSTRIALS		5,372,292
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.6%
Carrier Access Corp. (a)	189,400	2,023
Comverse Technology, Inc. (a)	1,637,300	40,032
Ditech Communications Corp. (a)(e)	1,795,791	26,847
Finisar Corp. (a)	640,300	1,460
Harris Corp.	1,767,800	109,232
Juniper Networks, Inc. (a)	1,984,714	53,964
Lucent Technologies, Inc. warrants 12/10/07 (a)	93,701	148
Motorola, Inc.	2,205,000	37,926
Plantronics, Inc.	845,700	35,071
QUALCOMM, Inc.	9,076,100	384,827
Research In Motion Ltd. (a)	4,242,700	349,245
Scientific-Atlanta, Inc.	797,600	26,329
Telefonaktiebolaget LM Ericsson ADR (a)	3,585,291	112,901
		1,180,005
Computers & Peripherals - 0.9%
Apple Computer, Inc. (a)	1,870,100	120,434
Avid Technology, Inc. (a)	148,800	9,188
Dell, Inc. (a)	4,320,700	182,074
NCR Corp. (a)	594,900	41,185
Network Appliance, Inc. (a)	537,800	17,866
Novatel Wireless, Inc.	764,500	14,816
Storage Technology Corp. (a)	56,400	1,783
Synaptics, Inc. (a)	340,531	10,413
		397,759
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A (a)	1,584,230	$ 58,205
Cogent, Inc.	899,391	29,680
Dionex Corp. (a)	113,200	6,415
FARO Technologies, Inc. (a)	226,868	7,074
FLIR Systems, Inc. (a)(e)	2,994,600	191,026
Hon Hai Precision Industries Co. Ltd.	10,238,000	47,341
National Instruments Corp.	841,045	22,918
Symbol Technologies, Inc.	347,900	6,019
Trimble Navigation Ltd. (a)	283,200	9,357
		378,035
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	4,784,507	62,342
Digital River, Inc. (a)	872,596	36,309
Google, Inc. Class A	1,317,936	254,493
Housevalues, Inc.	86,500	1,299
InfoSpace, Inc. (a)	463,400	22,035
Sina Corp. (a)	393,200	12,606
VeriSign, Inc. (a)	290,600	9,741
WebEx Communications, Inc. (a)	195,000	4,637
Websense, Inc. (a)	706,817	35,850
Yahoo!, Inc. (a)	22,325,324	841,218
		1,280,530
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	112,400	6,765
Alliance Data Systems Corp. (a)	3,624,600	172,096
Anteon International Corp. (a)(e)	1,890,000	79,115
Cognizant Technology Solutions Corp. Class A (a)	5,457,586	231,020
First Data Corp.	471,100	20,041
Global Payments, Inc.	154,800	9,062
Infosys Technologies Ltd. sponsored ADR (d)	3,452,700	239,307
Iron Mountain, Inc. (a)	1,403,300	42,787
Kanbay International, Inc.	497,800	15,581
SRA International, Inc. Class A (a)(e)	1,633,200	104,851
		920,625
Office Electronics - 0.2%
Canon, Inc.	312,100	16,935
Xerox Corp. (a)	2,468,183	41,984
Zebra Technologies Corp. Class A (a)	779,750	43,884
		102,803
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	1,873,700	$ 41,259
Analog Devices, Inc.	4,565,500	168,558
ATI Technologies, Inc. (a)	1,181,600	22,903
Cree, Inc. (a)	1,772,900	71,058
FormFactor, Inc. (a)	287,600	7,805
Freescale Semiconductor, Inc. Class B	297,005	5,453
International Rectifier Corp. (a)	2,667,000	118,868
Lam Research Corp. (a)	147,100	4,253
Linear Technology Corp.	349,900	13,562
Marvell Technology Group Ltd. (a)(e)	15,396,100	546,100
Samsung Electronics Co. Ltd.	1,144,620	498,118
Sigmatel, Inc. (a)	467,700	16,617
Silicon Image, Inc. (a)	1,820,400	29,964
Silicon Laboratories, Inc. (a)	1,301,190	45,945
Tessera Technologies, Inc. (a)	1,251,200	46,557
Volterra Semiconductor Corp. (d)	325,300	7,207
		1,644,227
Software - 1.7%
Activision, Inc. (a)	1,155,401	23,316
Adobe Systems, Inc.	2,272,680	142,588
Altiris, Inc. (a)(e)	2,623,874	92,964
Autodesk, Inc.	2,427,536	92,125
Cadence Design Systems, Inc. (a)	287,000	3,963
Cognos, Inc. (a)	983,600	43,295
Computer Associates International, Inc.	31,005	963
Kronos, Inc. (a)	261,608	13,376
Macrovision Corp. (a)	331,550	8,527
Microsoft Corp.	1,157,600	30,919
NAVTEQ Corp.	807,400	37,431
Quality Systems, Inc. (a)	177,009	10,585
Quest Software, Inc. (a)	232,600	3,710
Red Hat, Inc. (a)	628,053	8,385
SAP AG sponsored ADR	371,500	16,424
Sonic Solutions, Inc. (a)(d)(e)	1,774,511	39,820
Symantec Corp. (a)	6,188,448	159,414
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	269,800	$ 6,189
TIBCO Software, Inc. (a)	869,900	11,604
		745,598
TOTAL INFORMATION TECHNOLOGY		6,649,582
MATERIALS - 7.9%
Chemicals - 1.4%
Agrium, Inc.	387,500	6,539
Bayer AG	466,400	15,848
Dow Chemical Co.	929,800	46,034
Ecolab, Inc.	5,786,600	203,283
Headwaters, Inc. (a)	428,600	12,215
Methanex Corp.	1,304,200	23,813
Monsanto Co.	309,900	17,215
Nalco Holding Co.	1,366,600	26,676
NOVA Chemicals Corp.	1,630,500	77,041
Potash Corp. of Saskatchewan	2,131,900	177,214
Westlake Chemical Corp.	193,600	6,466
		612,344
Construction Materials - 0.2%
Eagle Materials, Inc.	353,200	30,499
Eagle Materials, Inc. Class B	24,700	2,082
Lafarge North America, Inc.	155,619	7,986
Rinker Group Ltd.	2,356,551	19,636
Texas Industries, Inc.	226,000	14,098
Vulcan Materials Co.	149,600	8,170
		82,471
Containers & Packaging - 0.2%
Ball Corp.	529,209	23,275
Owens-Illinois, Inc. (a)	3,278,270	74,253
		97,528
Metals & Mining - 6.1%
Aber Diamond Corp.	2,090,900	73,966
Agnico-Eagle Mines Ltd.	1,272,300	17,515
Alumina Ltd.	3,947,700	18,347
Anglo American PLC ADR	4,588,925	109,171
Apex Silver Mines Ltd. (a)	1,903,800	32,707
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Ltd. sponsored ADR	4,680,800	$ 112,433
Caemi Mineracao E Metalurgia SA (PN) (a)	17,685,000	15,181
Carpenter Technology Corp.	728,800	42,606
Cleveland-Cliffs, Inc.	166,500	17,293
Companhia Vale do Rio Doce sponsored ADR	3,312,000	96,081
Compania de Minas Buenaventura SA sponsored ADR	3,007,200	68,865
Compass Minerals International, Inc.	768,900	18,630
Dofasco, Inc.	672,400	25,439
Eldorado Gold Corp. (a)	6,089,900	18,016
Falconbridge Ltd.	309,600	8,024
First Quantum Minerals Ltd. (a)	1,131,000	17,578
Fording Canadian Coal Trust (d)	58,300	4,502
Fortescue Metals Group Ltd. (a)(d)	1,048,770	2,216
Freeport-McMoRan Copper & Gold, Inc. Class B	2,932,708	112,117
Gerdau SA sponsored ADR	592,900	10,672
Glamis Gold Ltd. (a)(e)	8,419,300	144,251
Goldcorp, Inc. (e)	12,990,728	195,510
Inco Ltd. (a)	232,200	8,514
International Steel Group, Inc.	1,364,500	55,344
IPSCO, Inc. (e)	2,597,700	124,062
Ivanhoe Mines Ltd. (a)	3,256,200	23,472
Lionore Mining International Ltd. (a)	4,574,900	26,153
Meridian Gold, Inc. (a)	1,045,400	19,810
Mittal Steel Co. NV Class A (NY Shares) (a)	534,800	20,670
Newcrest Mining Ltd.	2,700,200	36,866
Newmont Mining Corp.	9,803,249	435,362
Nucor Corp.	3,105,100	162,521
Peabody Energy Corp.	725,100	58,668
Phelps Dodge Corp.	267,100	26,422
Placer Dome, Inc.	3,615,500	68,032
POSCO sponsored ADR (d)	2,330,900	103,795
Quanex Corp.	124,000	8,503
Rio Tinto PLC (Reg.)	7,083,643	211,110
Southern African Resources PLC (a)(e)	29,344,351	21,399
Steel Dynamics, Inc.	372,682	14,117
Teck Cominco Ltd. Class B (sub. vtg.)	729,100	22,432
United States Steel Corp.	1,175,700	60,255
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	193,800	3,929
Wheaton River Minerals Ltd. (a)	3,105,500	10,093
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Xstrata PLC	1,623,000	$ 29,028
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	5,332,000	7,614
		2,719,291
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	122,800	1,989
TOTAL MATERIALS		3,513,623
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	2,105,500	29,035
PT Indosat Tbk	13,172,500	8,171
PT Indosat Tbk sponsored ADR	438,700	13,679
PT Telkomunikasi Indonesia Tbk sponsored ADR	195,400	4,107
		54,992
Wireless Telecommunication Services - 4.1%
Alamosa Holdings, Inc. (a)	606,700	7,566
America Movil SA de CV sponsored ADR	7,550,700	395,279
KDDI Corp.	5,359	28,880
Millicom International Cellular SA (a)	214,100	4,866
mmO2 PLC (a)	3,101,100	7,305
Mobile TeleSystems OJSC sponsored ADR (d)	243,500	33,727
MTN Group Ltd.	1,552,700	11,923
Nextel Communications, Inc. Class A (a)	17,239,100	517,173
Nextel Partners, Inc. Class A (a)	8,557,900	167,221
NII Holdings, Inc. (a)(e)	3,502,847	166,210
Telefonica Moviles SA sponsored ADR	666,600	8,472
Turkcell Iletisim Hizmet AS sponsored ADR	789,200	14,285
Vimpel Communications sponsored ADR (a)	3,874,600	140,028
Vodafone Group PLC sponsored ADR	9,581,200	262,333
Western Wireless Corp. Class A (a)	1,037,400	30,396
		1,795,664
TOTAL TELECOMMUNICATION SERVICES		1,850,656
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	622,900	42,102
Exelon Corp.	833,800	36,746
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
PG&E Corp. (a)	1,439,700	$ 47,913
TXU Corp.	456,800	29,491
		156,252
Gas Utilities - 0.0%
Southern Union Co. (a)	812,605	19,486
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	1,399,600	19,133
Dominion Resources, Inc.	125,800	8,522
Duke Energy Corp.	813,300	20,601
NRG Energy, Inc. (a)	715,800	25,805
		74,061
TOTAL UTILITIES		249,799
TOTAL COMMON STOCKS (Cost $27,008,247)		39,650,024
Corporate Bonds - 0.1%
		Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23		$ 10,860	18,269
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05		7,900	7,900
TOTAL CONVERTIBLE BONDS			26,169
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	3,500	7,506
TOTAL CORPORATE BONDS (Cost $30,813)			33,675
U.S. Treasury Obligations - 1.5%
		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes:
4.25% 8/15/13		$ 195,250	$ 196,791
4.25% 11/15/13		194,800	196,025
4.25% 8/15/14		76,300	76,470
4.75% 5/15/14		175,800	183,203
TOTAL U.S. TREASURY OBLIGATIONS (Cost $638,161)			652,489
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	4,136,076,236	4,136,076
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	644,406,827	644,407
TOTAL MONEY MARKET FUNDS (Cost $4,780,483)		4,780,483
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $32,457,704)		45,116,671
NET OTHER ASSETS - (1.4)%		(639,770)
NET ASSETS - 100%		$ 44,476,901
Currency Abbreviations
GBP - British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,328,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,417,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. Class B	3/1/04	$ 9,334
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.3%
Canada	6.2%
United Kingdom	4.3%
Bermuda	3.5%
Switzerland	1.6%
Korea (South)	1.3%
Others (individually less than 1%)	7.8%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
99 Cents Only Stores	$ 187,327	$ 4,359	$ 121,930	$ -	$ -
Advanced Neuromodulation Systems, Inc.	48,599	22,066	5,524	-	61,398
Altiris, Inc.	93,424	1,676	-	-	92,964
AnnTaylor Stores Corp.	91,252	41,986	116,978	-	-
Anteon International Corp.	98,034	-	26,009	-	79,115
Avon Products, Inc.	909,024	51,236	93,876	15,203	1,000,161
DENTSPLY International, Inc.	254,440	9,066	16,060	1,217	309,113
Ditech Communications Corp.	-	37,893	-	-	26,847
Everest Re Group Ltd.	236,205	11,535	-	1,148	263,890
FLIR Systems, Inc.	109,106	4,866	5,020	-	191,026
Glamis Gold Ltd.	38,580	126,325	16,851	-	144,251
Goldcorp, Inc.	231,200	-	22,338	3,418	195,510
International Rectifier Corp.	60,888	109,005	32,856	-	-
IPSCO, Inc.	14,439	50,206	-	272	124,062
JetBlue Airways Corp.	157,107	186	43,251	-	-
K-Swiss, Inc. Class A	42,290	-	36,664	53	-
Krispy Kreme Doughnuts, Inc.	125,553	5,433	37,203	-	-
Marvell Technology Group Ltd.	138,680	213,118	13,791	-	546,100
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Montpelier Re Holdings Ltd.	174,898	9,591	-	6,828	193,054
NII Holdings, Inc.	57,376	46,993	4,102	-	166,210
P.F. Chang's China Bistro, Inc.	121,295	19,928	95,163	-	-
Pacific Sunwear of California, Inc.	110,226	11,631	87,689	-	-
Panera Bread Co. Class A	100,991	12,537	39,312	-	71,770
Patterson Companies, Inc.	-	14,571	-	-	533,931
Patterson Dental Co.	381,579	5,416	6,240	-	-
Premcor, Inc.	76,211	125,970	-	129	272,588
Red Robin Gourmet Burgers, Inc.	18,450	17,470	-	-	61,039
Seattle Genetics, Inc.	-	22,038	-	-	16,177
Shuffle Master, Inc.	-	48,219	-	-	65,734
Silicon Laboratories, Inc.	120,796	99,409	109,128	-	-
Sonic Solutions, Inc.	23,202	12,096	7,008	-	39,820
Southern African Resources PLC	-	15,709	-	-	21,399
SRA International, Inc. Class A	45,613	25,304	-	-	104,851
Strayer Education, Inc.	64,155	45,792	103,231	165	-
The Pep Boys - Manny, Moe & Jack	32,336	42,735	42,639	692	-
Ultralife Batteries, Inc.	-	19,312	-	-	20,778
USI Holdings Corp.	28,097	23,609	8,114	-	36,199
Total	$ 4,191,373	$ 1,307,286	$ 1,090,977	$ 29,125	$ 4,637,987
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $1,689,727,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $628,383) (cost $32,457,704) - See accompanying schedule		$ 45,116,671
Foreign currency held at value (cost $8,567)		8,576
Receivable for investments sold		66,936
Receivable for fund shares sold		96,894
Dividends receivable		36,003
Interest receivable		14,546
Prepaid expenses		149
Other affiliated receivables		141
Other receivables		3,138
Total assets		45,343,054

Liabilities
Payable to custodian bank	$ 3,261
Payable for investments purchased	83,141
Payable for fund shares redeemed	100,242
Distributions payable	3
Accrued management fee	26,327
Other affiliated payables	7,373
Other payables and accrued expenses	1,399
Collateral on securities loaned, at value	644,407
Total liabilities		866,153

Net Assets		$ 44,476,901
Net Assets consist of:
Paid in capital		$ 33,587,343
Distributions in excess of net investment income		(7,648)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,761,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,659,145
Net Assets, for 783,918 shares outstanding		$ 44,476,901
Net Asset Value, offering price and redemption price per share ($44,476,901 ÷ 783,918 shares)		$ 56.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2004

Investment Income
Dividends (including $29,125 received from affiliated issuers)		$ 316,177
Interest		66,618
Security lending		5,150
Total income		387,945

Expenses
Management fee Basic fee	$ 221,784
Performance adjustment	64,011
Transfer agent fees	71,442
Accounting and security lending fees	2,194
Non-interested trustees' compensation	210
Appreciation in deferred trustee compensation account	103
Custodian fees and expenses	2,246
Registration fees	388
Audit	227
Legal	114
Miscellaneous	1,554
Total expenses before reductions	364,273
Expense reductions	(8,699)	355,574
Net investment income (loss)		32,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(161,820) from affiliated issuers)	1,370,271
Foreign currency transactions	422
Total net realized gain (loss)		1,370,693
Change in net unrealized appreciation (depreciation) on: Investment securities	4,249,979
Assets and liabilities in foreign currencies	(1,276)
Total change in net unrealized appreciation (depreciation)		4,248,703
Net gain (loss)		5,619,396
Net increase (decrease) in net assets resulting from operations		$ 5,651,767

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,371	$ 2,861
Net realized gain (loss)	1,370,693	1,911,505
Change in net unrealized appreciation (depreciation)	4,248,703	5,839,988
Net increase (decrease) in net assets resulting from operations	5,651,767	7,754,354
Distributions to shareholders from net investment income	(34,673)	(29,177)
Share transactions Proceeds from sales of shares	7,814,682	4,634,446
Reinvestment of distributions	33,913	28,535
Cost of shares redeemed	(4,921,518)	(4,040,969)
Net increase (decrease) in net assets resulting from share transactions	2,927,077	622,012
Total increase (decrease) in net assets	8,544,171	8,347,189

Net Assets
Beginning of period	35,932,730	27,585,541
End of period (including distributions in excess of net investment income of $7,648 and distributions in excess of net investment income of $4,945, respectively)	$ 44,476,901	$ 35,932,730
Other Information Shares
Sold	150,977	109,244
Issued in reinvestment of distributions	616	587
Redeemed	(95,759)	(96,322)
Net increase (decrease)	55,834	13,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 49.35	$ 38.60	$ 42.77	$ 49.18	$ 60.02
Income from Investment Operations
Net investment income (loss) C	.04	- E	.06	.21	.26
Net realized and unrealized gain (loss)	7.40	10.79	(4.18)	(6.40)	(4.24)
Total from investment operations	7.44	10.79	(4.12)	(6.19)	(3.98)
Distributions from net investment income	(.05)	(.04)	(.05)	(.22)	(.24)
Distributions from net realized gain	-	-	-	-	(5.59)
Distributions in excess of net realized gain	-	-	-	-	(1.03)
Total distributions	(.05)	(.04)	(.05)	(.22)	(6.86)
Net asset value, end of period	$ 56.74	$ 49.35	$ 38.60	$ 42.77	$ 49.18
Total Return A, B	15.07%	27.95%	(9.63)%	(12.59)%	(6.80)%
Ratios to Average Net Assets D
Expenses before expense reductions	.94%	1.00%	1.03%	.96%	.87%
Expenses net of voluntary waivers, if any	.94%	1.00%	1.03%	.96%	.87%
Expenses net of all reductions	.92%	.98%	.99%	.91%	.84%
Net investment income (loss)	.08%	.01%	.14%	.49%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 44,477	$ 35,933	$ 27,586	$ 32,159	$ 40,220
Portfolio turnover rate	64%	67%	80%	141%	166%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 12,765,475
Unrealized depreciation	(190,163)
Net unrealized appreciation (depreciation)	12,575,312
Undistributed ordinary income	4,732
Capital loss carryforward	(1,689,727)

Cost for federal income tax purposes	$ 32,541,359

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 34,673	$ 29,177

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $22,036,132 and $22,935,546, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $47,279 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,095 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,281 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $131 and $287, respectively.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Contrafund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of Contrafund. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (44)

Year of Election or Appointment: 1998

Vice President of Contrafund. Mr. Danoff is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Contrafund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Contrafund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Contrafund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Contrafund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Contrafund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker Non-Votes	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000
PROPOSAL 2
To elect a Board of Trustees. *
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000
Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000
George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000
Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000
Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000
Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000
Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000
William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000
Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000
Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000
Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CON-UANN-0205
1.787729.101

Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Performance	5	How the fund has done over time.
Management's Discussion	7	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	8	An example of shareholder expenses.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	29	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	38	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	46
Trustees and Officers	47
Proxy Voting Results	57

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	11.93%	21.87%
Class T (incl. 3.50% sales charge)	14.45%	23.69%
Class B (incl. contingent deferred sales charge) B	12.87%	23.46%
Class C (incl. contingent deferred sales charge) C	16.95%	26.12%

A From July 31, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Class T on July 31, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Management's Discussion of Fund Performance

Comments from Will Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months ending December 31, 2004, the fund's Class A, Class T, Class B and Class C shares returned 18.76%, 18.60%, 17.87% and 17.95%, respectively. These returns outpaced both the S&P 500® and the LipperSM Growth Funds Average, which gained 9.70%. Strong individual security selection within both the technology and telecommunication services sectors helped overall performance, as did the fund's continued emphasis on small- and mid-cap growth stocks, relative to the S&P 500. Smaller stocks generally outperformed large-caps in 2004. At the end of the period, the fund held approximately 43% of its assets in companies with market capitalizations of less than $10 billion, compared to 12% for the S&P 500. The fund's best individual performers included Internet stalwarts such as Google, Yahoo! and eBay, all of which appreciated more than 65% in 2004. Within telecommunications, the fund's positions in Research In Motion, which makes the BlackBerry portable e-mail device, and America Movil, a leading wireless services provider in Latin America, also fared well. Disappointments included Ireland-based Ryanair, Europe's leading discount airline, which fell in value as the carrier's profits were squeezed by higher oil prices and intense competition. Profit pressures also hurt the fund's positions in Krispy Kreme Doughnuts, semiconductor maker Silicon Laboratories and discount retailer 99 Cents Only Stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,100.70	$ 6.39
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 6.14
Class T
Actual	$ 1,000.00	$ 1,100.10	$ 7.55
Hypothetical A	$ 1,000.00	$ 1,017.95	$ 7.25
Class B
Actual	$ 1,000.00	$ 1,096.60	$ 10.59
Hypothetical A	$ 1,000.00	$ 1,015.03	$ 10.18
Class C
Actual	$ 1,000.00	$ 1,097.40	$ 10.18
Hypothetical A	$ 1,000.00	$ 1,015.43	$ 9.78
Institutional Class
Actual	$ 1,000.00	$ 1,102.80	$ 4.55
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.43%
Class B	2.01%
Class C	1.93%
Institutional Class	.86%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Marvell Technology Group Ltd.	3.7	1.7
Genentech, Inc.	2.9	2.5
America Movil SA de CV sponsored ADR	2.7	1.6
Yahoo!, Inc.	2.6	3.2
Research In Motion Ltd.	2.0	0.5
Google, Inc. Class A	1.9	0.0
Roche Holding AG (participation certificate)	1.7	0.4
QUALCOMM, Inc.	1.7	1.3
eBay, Inc.	1.6	1.8
Aetna, Inc.	1.5	1.1
	22.3
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.6	19.4
Consumer Discretionary	12.8	13.4
Health Care	11.6	15.7
Industrials	10.0	6.7
Energy	8.9	9.3
Asset Allocation (% of fund's net assets)
As of December 31, 2004*		As of June 30, 2004**
	Stocks 92.2%		Stocks 84.5%
	Bonds 1.0%		Bonds 0.9%
	Convertible Securities 0.1%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 14.3%
* Foreign investments	27.6%	** Foreign investments	17.9%

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.0%
LKQ Corp. (a)	100	$ 2,007
Automobiles - 0.3%
Honda Motor Co. Ltd.	5,100	265,812
Toyota Motor Corp.	72,600	2,971,881
		3,237,693
Hotels, Restaurants & Leisure - 4.2%
Ambassadors Group, Inc.	13,019	463,607
Aristocrat Leisure Ltd.	242,700	1,889,390
Boyd Gaming Corp.	24,700	1,028,755
Ctrip.com International Ltd. ADR	900	41,418
Domino's Pizza, Inc.	52,500	934,500
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	33,000	2,698,025
Great Canadian Gaming Corp. (a)	12,100	458,893
Greek Organization of Football Prognostics SA	20,000	552,387
Hilton Group PLC	150,470	821,521
Kerzner International Ltd. (a)	14,700	882,735
Life Time Fitness, Inc.	4,900	126,812
Marriott International, Inc. Class A	17,600	1,108,448
P.F. Chang's China Bistro, Inc. (a)	6,700	377,545
Panera Bread Co. Class A (a)	35,464	1,429,908
Penn National Gaming, Inc. (a)	10,000	605,500
Red Robin Gourmet Burgers, Inc. (a)	49,900	2,668,153
Scientific Games Corp. Class A (a)	10,000	238,400
Shuffle Master, Inc. (a)(d)	72,400	3,410,040
Starbucks Corp. (a)	1,200	74,832
Station Casinos, Inc.	277,000	15,146,360
Wynn Resorts Ltd. (a)	126,900	8,492,148
		43,449,377
Household Durables - 1.3%
Black & Decker Corp.	10,200	900,966
Blount International, Inc. (a)	68,700	1,196,754
Centex Corp.	8,000	476,640
D.R. Horton, Inc.	63,500	2,559,685
Desarrolladora Homex SA de CV ADR (d)	7,400	175,010
Fortune Brands, Inc.	19,000	1,466,420
Harman International Industries, Inc.	14,300	1,816,100
Hovnanian Enterprises, Inc. Class A (a)	20,800	1,030,016
KB Home	5,400	563,760
Mohawk Industries, Inc. (a)	7,100	647,875
Ryland Group, Inc.	4,400	253,176
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc.	34,300	$ 727,160
Toll Brothers, Inc. (a)	28,100	1,927,941
		13,741,503
Internet & Catalog Retail - 1.6%
eBay, Inc. (a)	140,100	16,290,828
Media - 1.3%
Central European Media Enterprises Ltd. Class A (a)	3,300	128,641
Citadel Broadcasting Corp. (a)	500	8,090
EchoStar Communications Corp. Class A	13,300	442,092
Getty Images, Inc. (a)	13,400	922,590
Omnicom Group, Inc.	2,200	185,504
Pixar (a)	40,794	3,492,374
SBS Broadcasting SA (a)	33,200	1,335,636
Sirius Satellite Radio, Inc. (a)(d)	59,500	455,175
Sogecable SA (a)	5,500	243,677
Spanish Broadcasting System, Inc. Class A (a)	1,100	11,616
Walt Disney Co.	24,900	692,220
XM Satellite Radio Holdings, Inc. Class A (a)	131,000	4,928,220
		12,845,835
Multiline Retail - 0.4%
Neiman Marcus Group, Inc. Class A	20,300	1,452,262
Next PLC	29,700	940,430
Nordstrom, Inc.	16,500	771,045
Target Corp.	16,200	841,266
		4,005,003
Specialty Retail - 2.3%
America's Car Mart, Inc. (a)	600	22,800
Bakers Footwear Group, Inc.	105,600	1,061,280
bebe Stores, Inc.	84,450	2,278,461
Bed Bath & Beyond, Inc. (a)	5,300	211,099
Build-A-Bear Workshop, Inc.	21,600	759,240
Chico's FAS, Inc. (a)	49,600	2,258,288
Guitar Center, Inc. (a)	18,600	980,034
Hennes & Mauritz AB (H&M) (B Shares)	58,100	2,023,857
Inditex SA	9,700	285,540
New York & Co., Inc.	15,100	249,452
PETCO Animal Supplies, Inc. (a)	62,900	2,483,292
PETsMART, Inc.	61,100	2,170,883
Regis Corp.	26,700	1,232,205
Sherwin-Williams Co.	2,300	102,649
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Signet Group PLC	86,648	$ 182,910
Staples, Inc.	72,600	2,447,346
TJX Companies, Inc.	38,000	954,940
Too, Inc. (a)	28,100	687,326
Urban Outfitters, Inc. (a)	67,200	2,983,680
		23,375,282
Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group PLC	29,309	225,544
Carter's, Inc. (a)	5,500	186,945
Coach, Inc. (a)	90,600	5,109,840
Fossil, Inc. (a)	6,600	169,224
Hartmarx Corp. (a)	223,300	1,735,041
NIKE, Inc. Class B	60,000	5,441,400
Polo Ralph Lauren Corp. Class A	19,200	817,920
Puma AG	303	83,152
Quiksilver, Inc. (a)	34,300	1,021,797
Wolverine World Wide, Inc.	1,400	43,988
		14,834,851
TOTAL CONSUMER DISCRETIONARY		131,782,379
CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Corby Distilleries Ltd. Class A	20,000	1,108,333
Hansen Natural Corp. (a)	156,100	5,683,601
PepsiCo, Inc.	5,400	281,880
		7,073,814
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	22,500	665,625
CVS Corp.	3,200	144,224
Sysco Corp.	63,300	2,416,161
Tesco PLC	191,885	1,184,802
United Natural Foods, Inc. (a)	38,200	1,188,020
Wal-Mart de Mexico SA de CV Series V	172,000	591,152
Walgreen Co.	3,800	145,806
Whole Foods Market, Inc.	40,085	3,822,105
William Morrison Supermarkets PLC	12,600	50,053
		10,207,948
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Hershey Foods Corp.	18,700	$ 1,038,598
Kellogg Co.	37,100	1,656,886
Peet's Coffee & Tea, Inc. (a)	5,000	132,350
Wm. Wrigley Jr. Co.	7,800	539,682
		3,367,516
Personal Products - 0.5%
Avon Products, Inc.	40,600	1,571,220
Gillette Co.	77,400	3,465,972
		5,037,192
TOTAL CONSUMER STAPLES		25,686,470
ENERGY - 8.9%
Energy Equipment & Services - 1.0%
BJ Services Co.	22,400	1,042,496
Offshore Logistics, Inc. (a)	80,100	2,600,847
Oil States International, Inc. (a)	20,000	385,800
Schlumberger Ltd. (NY Shares)	74,800	5,007,860
Smith International, Inc. (a)	3,592	195,441
Superior Energy Services, Inc. (a)	29,900	460,759
Tenaris SA sponsored ADR	6,000	293,400
		9,986,603
Oil & Gas - 7.9%
Anadarko Petroleum Corp.	4,400	285,164
Apache Corp.	49,100	2,482,987
Ashland, Inc.	15,700	916,566
Bill Barrett Corp.	2,500	79,975
Blackrock Ventures, Inc. (a)	171,100	1,047,988
BP PLC sponsored ADR	184,800	10,792,320
Burlington Resources, Inc.	54,400	2,366,400
Chesapeake Energy Corp.	136,500	2,252,250
China Petroleum & Chemical Corp. sponsored ADR	6,800	278,732
EnCana Corp.	229,600	13,087,200
Encore Acquisition Co. (a)	8,992	313,911
ENI Spa sponsored ADR	2,700	339,768
EOG Resources, Inc.	17,400	1,241,664
Exxon Mobil Corp.	132,100	6,771,446
Forest Oil Corp. (a)	300	9,516
Houston Exploration Co. (a)	2,500	140,775
Imperial Oil Ltd.	7,800	462,475
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Magnum Hunter Resources, Inc. (a)	4,500	$ 58,050
Marathon Oil Corp.	17,400	654,414
Murphy Oil Corp.	67,500	5,430,375
Noble Energy, Inc.	15,300	943,398
Occidental Petroleum Corp.	45,500	2,655,380
Patina Oil & Gas Corp.	14,300	536,250
PetroChina Co. Ltd. sponsored ADR	7,500	402,675
PetroKazakhstan, Inc. Class A	21,500	797,829
Premcor, Inc.	112,300	4,735,691
Quicksilver Resources, Inc. (a)	101,400	3,729,492
Range Resources Corp.	111,500	2,281,290
Talisman Energy, Inc.	17,400	469,075
Total SA sponsored ADR	46,200	5,074,608
Unocal Corp.	4,100	177,284
Valero Energy Corp.	49,000	2,224,600
Whiting Petroleum Corp. New (a)	102,700	3,106,675
XTO Energy, Inc.	140,400	4,967,352
		81,113,575
TOTAL ENERGY		91,100,178
FINANCIALS - 8.3%
Capital Markets - 0.2%
Calamos Asset Management, Inc. Class A	3,800	102,600
Goldman Sachs Group, Inc.	5,500	572,220
Legg Mason, Inc.	8,900	652,014
Lehman Brothers Holdings, Inc.	16,000	1,399,680
SEI Investments Co.	1,800	75,474
		2,801,988
Commercial Banks - 1.4%
Bank of the Ozarks, Inc.	39,100	1,330,573
BOK Financial Corp. (a)	4,073	198,599
East West Bancorp, Inc.	14,500	608,420
Hibernia Corp. Class A	4,500	132,795
HSBC Holdings PLC sponsored ADR (d)	28,502	2,426,660
M&T Bank Corp.	22,700	2,447,968
Nara Bancorp, Inc.	20,300	431,781
PrivateBancorp, Inc.	1,600	51,568
Southwest Bancorp of Texas, Inc.	1,200	27,948
Texas Capital Bancshares, Inc. (a)	400	8,648
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Texas Regional Bancshares, Inc. Class A	2,250	$ 73,530
UCBH Holdings, Inc.	17,700	811,014
Wells Fargo & Co.	77,900	4,841,485
Westcorp	15,700	721,101
Wintrust Financial Corp.	5,200	296,192
		14,408,282
Consumer Finance - 0.9%
First Marblehead Corp. (a)	38,900	2,188,125
MBNA Corp.	36,600	1,031,754
SLM Corp.	113,600	6,065,104
		9,284,983
Diversified Financial Services - 0.5%
Brascan Corp. Class A (ltd. vtg.)	15,350	551,960
CapitalSource, Inc. (a)	14,100	361,947
Moody's Corp.	46,500	4,038,525
		4,952,432
Insurance - 4.2%
Allstate Corp.	116,400	6,020,208
American International Group, Inc.	111,900	7,348,473
Assurant, Inc.	57,100	1,744,405
Berkshire Hathaway, Inc. Class A (a)	163	14,327,700
Everest Re Group Ltd.	16,600	1,486,696
Fidelity National Financial, Inc.	9,700	442,999
Genworth Financial, Inc. Class A	8,600	232,200
Great-West Lifeco, Inc.	6,600	146,850
HCC Insurance Holdings, Inc.	40,100	1,328,112
Markel Corp. (a)	2,000	728,000
Mercury General Corp.	15,700	940,744
MetLife, Inc.	15,200	615,752
Montpelier Re Holdings Ltd.	9,700	372,965
ProAssurance Corp. (a)	5,000	195,550
Progressive Corp.	11,700	992,628
RenaissanceRe Holdings Ltd.	27,300	1,421,784
StanCorp Financial Group, Inc.	8,300	684,750
USI Holdings Corp. (a)	60,100	695,357
W.R. Berkley Corp.	29,300	1,382,081
White Mountains Insurance Group Ltd.	800	516,800
Willis Group Holdings Ltd.	33,300	1,370,961
		42,995,015
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	28,100	$ 942,755
CBL & Associates Properties, Inc.	12,600	962,010
Equity Residential (SBI)	18,600	672,948
General Growth Properties, Inc.	5,720	206,835
Vornado Realty Trust	3,500	266,455
		3,051,003
Thrifts & Mortgage Finance - 0.8%
Doral Financial Corp.	16,543	814,743
Freddie Mac	70,000	5,159,000
Golden West Financial Corp., Delaware	34,900	2,143,558
W Holding Co., Inc.	1,530	35,098
		8,152,399
TOTAL FINANCIALS		85,646,102
HEALTH CARE - 11.6%
Biotechnology - 3.3%
Affymetrix, Inc. (a)	12,900	471,495
Biogen Idec, Inc. (a)	37,500	2,497,875
Gen-Probe, Inc. (a)	20,700	935,847
Genentech, Inc. (a)	541,100	29,457,484
Harvard Bioscience, Inc. (a)	10,000	46,300
Seattle Genetics, Inc. (a)	25,800	168,474
		33,577,475
Health Care Equipment & Supplies - 2.6%
Advanced Medical Optics, Inc. (a)	35,900	1,476,926
Advanced Neuromodulation Systems, Inc. (a)	21,200	836,552
Alcon, Inc.	21,400	1,724,840
American Medical Systems Holdings, Inc. (a)	3,700	154,697
Animas Corp.	13,600	212,568
Arrow International, Inc.	1,000	30,990
Aspect Medical Systems, Inc. (a)	7,300	178,558
Bio-Rad Laboratories, Inc. Class A (a)	8,600	493,382
C.R. Bard, Inc.	30,400	1,944,992
Cooper Companies, Inc.	23,000	1,623,570
Cytyc Corp. (a)	10,300	283,971
DENTSPLY International, Inc.	29,100	1,635,420
Fisher Scientific International, Inc. (a)	31,604	1,971,458
Foxhollow Technologies, Inc.	500	12,295
Guidant Corp.	3,900	281,190
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IDEXX Laboratories, Inc. (a)	20,500	$ 1,119,095
IntraLase Corp.	1,700	39,916
Intuitive Surgical, Inc. (a)	31,400	1,256,628
IRIS International, Inc. (a)	325,000	3,142,750
Kinetic Concepts, Inc.	20,100	1,533,630
Nobel Biocare Holding AG (Switzerland)	1,556	281,308
Ocular Sciences, Inc. (a)	17,200	842,972
St. Jude Medical, Inc. (a)	69,100	2,897,363
Synthes, Inc.	4,360	487,867
Thermo Electron Corp. (a)	8,800	265,672
Ventana Medical Systems, Inc. (a)	6,700	428,733
Waters Corp. (a)	33,800	1,581,502
		26,738,845
Health Care Providers & Services - 3.1%
Aetna, Inc.	125,400	15,643,650
American Healthways, Inc. (a)	28,300	935,032
Caremark Rx, Inc. (a)	12,400	488,932
DaVita, Inc. (a)	3,300	130,449
eResearchTechnology, Inc. (a)	6,992	110,823
ICON PLC sponsored ADR (a)	800	30,920
IDX Systems Corp. (a)	800	27,568
Matria Healthcare, Inc. (a)	1,600	62,512
Merge Technologies, Inc. (a)	17,300	384,925
Molina Healthcare, Inc. (a)	9,900	459,162
Patterson Companies, Inc. (a)	159,200	6,907,688
Pharmaceutical Product Development, Inc. (a)	8,600	355,094
UnitedHealth Group, Inc.	72,400	6,373,372
VCA Antech, Inc. (a)	10,000	196,000
WellChoice, Inc. (a)	800	42,720
		32,148,847
Pharmaceuticals - 2.6%
Atherogenics, Inc. (a)	11,100	261,516
Cypress Bioscience, Inc. (a)	11,800	165,908
Elan Corp. PLC sponsored ADR (a)	68,600	1,869,350
Johnson & Johnson	9,000	570,780
Merck KGaA	1,500	103,003
Novartis AG sponsored ADR	17,200	869,288
Novo Nordisk AS Series B	69,700	3,801,171
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	156,592	$ 17,893,087
Schering-Plough Corp.	85,300	1,781,064
		27,315,167
TOTAL HEALTH CARE		119,780,334
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc.	12,000	878,880
Precision Castparts Corp.	4,100	269,288
SI International, Inc. (a)	6,100	187,636
United Technologies Corp.	10,900	1,126,515
		2,462,319
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	42,800	2,376,256
CNF, Inc.	4,000	200,400
EGL, Inc. (a)	19,900	594,811
Ryder System, Inc.	7,900	377,383
United Parcel Service, Inc. Class B	98,300	8,400,718
UTI Worldwide, Inc.	1,000	68,020
		12,017,588
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (a)	132,700	5,407,525
Southwest Airlines Co.	121,100	1,971,508
		7,379,033
Building Products - 0.5%
Lennox International, Inc.	11,100	225,885
Masco Corp.	126,200	4,610,086
Trex Co., Inc. (a)	12,400	650,256
		5,486,227
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	1,900	37,468
Aramark Corp. Class B	2,100	55,671
Corporate Executive Board Co.	3,400	227,596
Educate, Inc.	13,500	178,740
Jackson Hewitt Tax Service, Inc.	3,900	98,475
Laureate Education, Inc. (a)	17,600	775,984
Navigant Consulting, Inc. (a)	4,200	111,720
R.R. Donnelley & Sons Co.	32,000	1,129,280
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Resources Connection, Inc. (a)	43,400	$ 2,357,054
Robert Half International, Inc.	56,300	1,656,909
		6,628,897
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	5,700	272,403
Perini Corp. (a)	9,000	150,210
		422,613
Electrical Equipment - 0.9%
AMETEK, Inc.	4,600	164,082
Cooper Industries Ltd. Class A	118,400	8,038,176
Energy Conversion Devices, Inc. (a)	6,700	129,444
Ultralife Batteries, Inc. (a)	53,100	1,032,795
		9,364,497
Industrial Conglomerates - 0.3%
Hutchison Whampoa Ltd.	163,000	1,525,609
Siemens AG sponsored ADR	16,600	1,405,522
		2,931,131
Machinery - 4.3%
A.S.V., Inc. (a)	21,800	1,044,220
Astec Industries, Inc. (a)	2,867	49,341
Bucyrus International, Inc. Class A	15,600	633,984
Caterpillar, Inc.	27,700	2,701,027
Cummins, Inc.	46,800	3,921,372
CUNO, Inc. (a)	2,600	154,440
Danaher Corp.	188,800	10,839,008
Deere & Co.	14,700	1,093,680
Eaton Corp.	6,500	470,340
ESCO Technologies, Inc. (a)	4,800	367,920
Gardner Denver, Inc. (a)	2,100	76,209
Harsco Corp.	12,100	674,454
IDEX Corp.	1,650	66,825
Illinois Tool Works, Inc.	3,400	315,112
Ingersoll-Rand Co. Ltd. Class A	8,500	682,550
ITT Industries, Inc.	1,200	101,340
Joy Global, Inc.	29,600	1,285,528
Oshkosh Truck Co.	4,100	280,358
PACCAR, Inc.	183,350	14,756,008
Pall Corp.	6,400	185,280
Parker Hannifin Corp.	19,800	1,499,652
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	5,700	$ 248,292
Timken Co.	3,900	101,478
Volvo AB ADR	75,600	2,997,540
		44,545,958
Marine - 0.0%
Alexander & Baldwin, Inc.	4,200	178,164
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	25,600	1,211,136
Canadian National Railway Co.	67,800	4,128,455
Heartland Express, Inc.	4,050	91,004
Knight Transportation, Inc.	17,920	444,416
Laidlaw International, Inc. (a)	2,300	49,220
Landstar System, Inc. (a)	21,900	1,612,716
Yellow Roadway Corp. (a)(d)	24,100	1,342,611
		8,879,558
Trading Companies & Distributors - 0.2%
Fastenal Co.	16,800	1,034,208
MSC Industrial Direct Co., Inc. Class A	21,900	787,962
United Rentals, Inc. (a)	12,200	230,580
		2,052,750
TOTAL INDUSTRIALS		102,348,735
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 4.6%
Carrier Access Corp. (a)	1,100	11,748
Comverse Technology, Inc. (a)	60,600	1,481,670
Ditech Communications Corp. (a)	78,300	1,170,585
Finisar Corp. (a)	13,900	31,692
Harris Corp.	37,600	2,323,304
Juniper Networks, Inc. (a)	35,400	962,526
Plantronics, Inc.	23,000	953,810
QUALCOMM, Inc.	401,600	17,027,840
Research In Motion Ltd. (a)	253,000	20,826,117
Telefonaktiebolaget LM Ericsson ADR (a)	72,700	2,289,323
		47,078,615
Computers & Peripherals - 1.6%
ABIT Computer Corp.	3,750,000	1
Apple Computer, Inc. (a)	114,200	7,354,480
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Avid Technology, Inc. (a)	5,600	$ 345,800
Dell, Inc. (a)	128,000	5,393,920
NCR Corp. (a)	21,200	1,467,676
Network Appliance, Inc. (a)	19,600	651,112
Novatel Wireless, Inc.	28,500	552,330
Storage Technology Corp. (a)	1,200	37,932
Synaptics, Inc. (a)	16,981	519,279
		16,322,530
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A (a)	36,400	1,337,336
Cogent, Inc.	17,700	584,100
Dionex Corp. (a)	2,000	113,340
FARO Technologies, Inc. (a)	1,800	56,124
FLIR Systems, Inc. (a)	69,891	4,458,347
Hon Hai Precision Industries Co. Ltd.	420,049	1,942,347
National Instruments Corp.	10,800	294,300
Trimble Navigation Ltd. (a)	5,400	178,416
		8,964,310
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	43,700	569,411
Blue Coat Systems, Inc. (a)	5,300	98,633
Digital River, Inc. (a)	23,600	981,996
Google, Inc. Class A	100,200	19,348,620
Housevalues, Inc.	1,900	28,538
InfoSpace, Inc. (a)	10,300	489,765
j2 Global Communications, Inc. (a)	4,500	155,250
Sina Corp. (a)	23,400	750,204
VeriSign, Inc. (a)	15,600	522,912
WebEx Communications, Inc. (a)	700	16,646
Websense, Inc. (a)	24,343	1,234,677
Yahoo!, Inc. (a)	700,300	26,387,304
		50,583,956
IT Services - 2.9%
Alliance Data Systems Corp. (a)	319,100	15,150,868
Cognizant Technology Solutions Corp. Class A (a)	51,614	2,184,821
Global Payments, Inc.	3,300	193,182
Infosys Technologies Ltd. sponsored ADR (d)	107,000	7,416,170
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc. (a)	3,800	$ 115,862
SRA International, Inc. Class A (a)	79,200	5,084,640
		30,145,543
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	19,300	1,086,204
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	57,900	1,274,958
Analog Devices, Inc.	63,100	2,329,652
ATI Technologies, Inc. (a)	57,700	1,118,418
Cree, Inc. (a)	82,600	3,310,608
FormFactor, Inc. (a)	17,400	472,236
Freescale Semiconductor, Inc. Class B	2,815	51,683
International Rectifier Corp. (a)	78,500	3,498,745
Lam Research Corp. (a)	23,600	682,276
Marvell Technology Group Ltd. (a)	1,061,300	37,644,312
O2Micro International Ltd. (a)	3,000	34,320
Samsung Electronics Co. Ltd.	24,496	10,660,210
Sigmatel, Inc. (a)	23,400	831,402
Silicon Image, Inc. (a)	29,400	483,924
Tessera Technologies, Inc. (a)	79,800	2,969,358
Volterra Semiconductor Corp. (d)	22,400	496,272
		65,858,374
Software - 2.2%
Activision, Inc. (a)	66,900	1,350,042
Adobe Systems, Inc.	46,453	2,914,461
Altiris, Inc. (a)	61,900	2,193,117
Autodesk, Inc.	83,800	3,180,210
Cadence Design Systems, Inc. (a)	6,000	82,860
Cognos, Inc. (a)	49,800	2,192,030
JAMDAT Mobile, Inc.	500	10,325
Macrovision Corp. (a)	3,100	79,732
Microsoft Corp.	38,100	1,017,651
NAVTEQ Corp.	12,800	593,408
Opsware, Inc. (a)	2,600	19,084
Quality Systems, Inc. (a)	7,879	471,164
Quest Software, Inc. (a)	11,500	183,425
Red Hat, Inc. (a)	28,300	377,805
SAP AG sponsored ADR	15,300	676,413
Sonic Solutions, Inc. (a)(d)	24,100	540,804
Symantec Corp. (a)	223,000	5,744,480
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	20,000	$ 695,800
THQ, Inc. (a)	4,100	94,054
TIBCO Software, Inc. (a)	21,200	282,808
		22,699,673
TOTAL INFORMATION TECHNOLOGY		242,739,205
MATERIALS - 7.8%
Chemicals - 1.3%
Agrium, Inc.	23,600	398,250
Bayer AG	27,600	937,848
Dow Chemical Co.	36,700	1,817,017
Headwaters, Inc. (a)	3,600	102,600
Methanex Corp.	47,500	867,271
Monsanto Co.	15,100	838,805
Nalco Holding Co.	24,700	482,144
NOVA Chemicals Corp.	64,500	3,047,625
Potash Corp. of Saskatchewan	61,600	5,120,500
		13,612,060
Construction Materials - 0.2%
Eagle Materials, Inc. Class B	600	50,580
Florida Rock Industries, Inc.	2,050	122,037
Lafarge North America, Inc.	5,800	297,656
Rinker Group Ltd.	133,381	1,111,405
Texas Industries, Inc.	4,600	286,948
Vulcan Materials Co.	8,700	475,107
		2,343,733
Containers & Packaging - 0.3%
Ball Corp.	15,300	672,894
Owens-Illinois, Inc. (a)	82,200	1,861,830
		2,534,724
Metals & Mining - 6.0%
Aber Diamond Corp.	16,600	587,225
Agnico-Eagle Mines Ltd.	14,700	202,370
Alamos Gold, Inc. (a)	7,300	21,900
Alumina Ltd.	101,500	471,717
Anglo American PLC ADR	64,000	1,522,560
Apex Silver Mines Ltd. (a)	10,200	175,236
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Ltd. sponsored ADR	160,800	$ 3,862,416
Caemi Mineracao E Metalurgia SA (PN) (a)	183,000	157,093
Carpenter Technology Corp.	26,800	1,566,728
Cleveland-Cliffs, Inc.	3,000	311,580
Companhia Vale do Rio Doce sponsored ADR	55,400	1,607,154
Compass Minerals International, Inc.	7,600	184,148
Dofasco, Inc.	19,800	749,100
Eldorado Gold Corp. (a)	201,600	596,400
Falconbridge Ltd.	5,000	129,583
First Quantum Minerals Ltd. (a)	157,700	2,450,921
Fording Canadian Coal Trust	1,100	84,948
Fortescue Metals Group Ltd. (a)	16,800	35,490
Freeport-McMoRan Copper & Gold, Inc. Class B	19,300	737,839
Gabriel Resources Ltd. (a)	157,300	204,490
Gerdau SA sponsored ADR	19,800	356,400
Glamis Gold Ltd. (a)(d)	407,500	6,981,833
Inco Ltd. (a)	4,600	168,667
International Steel Group, Inc.	50,500	2,048,280
IPSCO, Inc.	96,500	4,608,679
Ivanhoe Mines Ltd. (a)	34,000	245,083
Lionore Mining International Ltd. (a)(d)	218,500	1,249,092
Meridian Gold, Inc. (a)	34,700	657,565
Mittal Steel Co. NV Class A (NY Shares) (a)	15,100	583,615
Newmont Mining Corp.	192,300	8,540,043
Novagold Resources, Inc. (a)	122,400	953,700
Nucor Corp.	64,000	3,349,760
Peabody Energy Corp.	26,200	2,119,842
Phelps Dodge Corp.	3,900	385,788
Placer Dome, Inc.	189,500	3,565,758
POSCO sponsored ADR (d)	104,400	4,648,932
Quanex Corp.	7,400	507,418
Rio Tinto PLC (Reg.)	6,700	199,677
Southern African Resources PLC (a)	381,231	278,009
Steel Dynamics, Inc.	17,700	670,476
Teck Cominco Ltd. Class B (sub. vtg.)	25,700	790,703
United States Steel Corp.	37,300	1,911,625
Wheaton River Minerals Ltd. (a)	41,000	133,250
Xstrata PLC	39,700	710,056
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	254,000	362,726
		61,685,875
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,700	$ 43,740
TOTAL MATERIALS		80,220,132
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	59,000	813,610
PT Indosat Tbk sponsored ADR	4,100	127,838
		941,448
Wireless Telecommunication Services - 6.0%
Alamosa Holdings, Inc. (a)	14,500	180,815
America Movil SA de CV sponsored ADR	521,700	27,310,995
Millicom International Cellular SA (a)	4,500	102,285
mmO2 PLC (a)	194,500	458,171
Nextel Communications, Inc. Class A (a)	297,700	8,931,000
Nextel Partners, Inc. Class A (a)	477,400	9,328,396
NII Holdings, Inc. (a)	232,000	11,008,400
Telefonica Moviles SA sponsored ADR (d)	40,000	508,400
Telesystem International Wireless, Inc. (a)	25,400	284,692
Turkcell Iletisim Hizmet AS sponsored ADR	4,700	85,070
Vimpel Communications sponsored ADR (a)	800	28,912
Vodafone Group PLC sponsored ADR	98,200	2,688,716
Western Wireless Corp. Class A (a)	19,500	571,350
		61,487,202
TOTAL TELECOMMUNICATION SERVICES		62,428,650
UTILITIES - 0.7%
Electric Utilities - 0.2%
Entergy Corp.	9,100	615,069
Exelon Corp.	2,000	88,140
PG&E Corp. (a)	8,700	289,536
TXU Corp.	17,400	1,123,344
		2,116,089
Gas Utilities - 0.2%
Southern Union Co. (a)	88,600	2,124,628
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	58,300	796,961
Dominion Resources, Inc.	9,500	643,530
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Duke Energy Corp.	34,800	$ 881,484
NRG Energy, Inc. (a)	15,600	562,380
		2,884,355
TOTAL UTILITIES		7,125,072
TOTAL COMMON STOCKS (Cost $824,845,512)		948,857,257
Corporate Bonds - 0.1%
		Principal Amount
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23		$ 250,000	420,550
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05		180,000	180,000
TOTAL CONVERTIBLE BONDS			600,550
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	240,000	514,689
TOTAL CORPORATE BONDS (Cost $1,031,612)			1,115,239
U.S. Treasury Obligations - 1.0%

U.S. Treasury Notes:
4.25% 8/15/13		2,210,000	2,227,439
4.25% 11/15/13		2,250,000	2,264,150
U.S. Treasury Obligations - continued
		Principal Amount	Value (Note 1)
U.S. Treasury Notes: - continued
4.25% 8/15/14		$ 1,200,000	$ 1,202,672
4.75% 5/15/14		4,700,000	4,897,912
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,446,804)			10,592,173
Money Market Funds - 12.2%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	100,466,229	100,466,229
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	25,375,226	25,375,226
TOTAL MONEY MARKET FUNDS (Cost $125,841,455)		125,841,455
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $962,165,383)	1,086,406,124
NET OTHER ASSETS - (5.5)%	(57,083,781)
NET ASSETS - 100%	$ 1,029,322,343
Currency Abbreviations
GBP - British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.4%
Canada	8.1%
Bermuda	5.0%
Mexico	2.8%
United Kingdom	2.2%
Switzerland	2.0%
Korea (South)	1.5%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $3,601,000 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $24,660,247) (cost $962,165,383) - See accompanying schedule		$ 1,086,406,124
Foreign currency held at value (cost $551,734)		552,589
Receivable for investments sold		1,129,677
Receivable for fund shares sold		9,808,688
Dividends receivable		725,158
Interest receivable		343,820
Prepaid expenses		1,789
Other receivables		114,827
Total assets		1,099,082,672

Liabilities
Payable to custodian bank	$ 562
Payable for investments purchased	42,767,370
Payable for fund shares redeemed	445,720
Accrued management fee	450,756
Distribution fees payable	437,458
Other affiliated payables	202,441
Other payables and accrued expenses	80,796
Collateral on securities loaned, at value	25,375,226
Total liabilities		69,760,329

Net Assets		$ 1,029,322,343
Net Assets consist of:
Paid in capital		$ 909,869,944
Accumulated net investment loss		(560,013)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,232,615)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		124,245,027
Net Assets		$ 1,029,322,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,444,422 ÷ 16,469,748 shares)	$ 13.99

Maximum offering price per share (100/94.25 of $13.99)	$ 14.84
Class T: Net Asset Value and redemption price per share ($324,946,991 ÷ 23,280,388 shares)	$ 13.96

Maximum offering price per share (100/96.50 of $13.96)	$ 14.47
Class B: Net Asset Value and offering price per share ($108,614,931 ÷ 7,840,053 shares)A	$ 13.85

Class C: Net Asset Value and offering price per share ($245,795,228 ÷ 17,737,424 shares)A	$ 13.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($119,520,771 ÷ 8,505,579 shares)	$ 14.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 3,011,898
Interest		1,308,524
Security lending		74,638
Total income		4,395,060

Expenses
Management fee	$ 2,747,134
Transfer agent fees	1,225,335
Distribution fees	2,747,175
Accounting and security lending fees	189,185
Non-interested trustees' compensation	2,336
Custodian fees and expenses	98,798
Registration fees	225,358
Audit	30,580
Legal	5,567
Miscellaneous	44,362
Total expenses before reductions	7,315,830
Expense reductions	(227,589)	7,088,241
Net investment income (loss)		(2,693,181)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,006,076)
Foreign currency transactions	(53,951)
Total net realized gain (loss)		(4,060,027)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,090,194
Assets and liabilities in foreign currencies	4,211
Total change in net unrealized appreciation (depreciation)		109,094,405
Net gain (loss)		105,034,378
Net increase (decrease) in net assets resulting from operations		$ 102,341,197

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,693,181)	$ (451,550)
Net realized gain (loss)	(4,060,027)	414,114
Change in net unrealized appreciation (depreciation)	109,094,405	15,150,622
Net increase (decrease) in net assets resulting from operations	102,341,197	15,113,186
Distributions to shareholders from net investment income	(206,460)	(334,230)
Distributions to shareholders from net realized gain	-	(80,756)
Total distributions	(206,460)	(414,986)
Share transactions - net increase (decrease)	729,178,053	183,311,353
Total increase (decrease) in net assets	831,312,790	198,009,553

Net Assets
Beginning of period	198,009,553	-
End of period (including accumulated net investment loss of $560,013 and accumulated net investment loss of $225,138, respectively)	$ 1,029,322,343	$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.04)
Net realized and unrealized gain (loss)	2.24	1.87
Total from investment operations	2.21	1.83
Distributions from net investment income	(.01)	(.03)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.04)
Net asset value, end of period	$ 13.99	$ 11.79
Total ReturnB, C, D	18.76%	18.23%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.22%	1.39%A
Expenses net of voluntary waivers, if any	1.22%	1.39%A
Expenses net of all reductions	1.17%	1.28%A
Net investment income (loss)	(.26)%	(.81)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,444	$ 37,296
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.05)
Net realized and unrealized gain (loss)	2.25	1.86
Total from investment operations	2.19	1.81
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.03)
Net asset value, end of period	$ 13.96	$ 11.78
Total ReturnB, C, D	18.60%	18.08%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.43%	1.62%A
Expenses net of voluntary waivers, if any	1.43%	1.62%A
Expenses net of all reductions	1.39%	1.51%A
Net investment income (loss)	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,947	$ 61,997
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)	(.07)
Net realized and unrealized gain (loss)	2.23	1.85
Total from investment operations	2.10	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 13.85	$ 11.76
Total ReturnB, C, D	17.87%	17.75%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.02%	2.19%A
Expenses net of voluntary waivers, if any	2.02%	2.19%A
Expenses net of all reductions	1.97%	2.08%A
Net investment income (loss)	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,615	$ 26,936
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.07)
Net realized and unrealized gain (loss)	2.23	1.85
Total from investment operations	2.11	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 13.86	$ 11.76
Total ReturnB, C, D	17.95%	17.77%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.94%	2.14%A
Expenses net of voluntary waivers, if any	1.94%	2.14%A
Expenses net of all reductions	1.89%	2.03%A
Net investment income (loss)	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,795	$ 48,669
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.01	(.02)
Net realized and unrealized gain (loss)	2.26	1.86
Total from investment operations	2.27	1.84
Distributions from net investment income	(.01)	(.04)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 14.05	$ 11.79
Total ReturnB, C	19.27%	18.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	.86%	1.07%A
Expenses net of voluntary waivers, if any	.86%	1.07%A
Expenses net of all reductions	.82%	.96%A
Net investment income (loss)	.10%	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,521	$ 23,112
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 132,674,764
Unrealized depreciation	(9,621,703)
Net unrealized appreciation (depreciation)	123,053,061
Capital loss carryforward	(3,600,666)

Cost for federal income tax purposes	$ 963,353,063

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 206,460	$ 414,986

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,037,355,145 and $374,508,934, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 241,370	$ -
Class T	.25%	.25%	755,612	126,154
Class B	.75%	.25%	584,090	438,067
Class C	.75%	.25%	1,166,103	873,362
			$ 2,747,175	$ 1,437,583

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 459,753
Class T	155,122
Class B *	73,890
Class C *	29,210
$ 717,975

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 267,658.27
Class T	372,625.24
Class B	194,144.33
Class C	296,406.25
Institutional Class	94,502.17
	$ 1,225,335

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,052,768 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40,024 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $225,755 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,413. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 421

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholders was the owner of record of 15% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
From net investment income
Class A	$ 37,581	$ 86,217
Class T	64,107	115,237
Class B	28,149	22,248
Class C	52,498	48,917
Institutional Class	24,125	61,611
Total	$ 206,460	$ 334,230
From net realized gain
Class A	$ -	$ 15,396
Class T	-	25,052
Class B	-	11,124
Class C	-	20,382
Institutional Class	-	8,802
Total	$ -	$ 80,756

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Class A
Shares sold	14,442,215	3,325,916	$ 186,266,246	$ 36,472,035
Reinvestment of distributions	2,599	7,212	31,768	83,877
Shares redeemed	(1,138,271)	(169,923)	(14,313,496)	(1,927,043)
Net increase (decrease)	13,306,543	3,163,205	$ 171,984,518	$ 34,628,869
Class T
Shares sold	19,345,608	5,440,874	$ 246,886,195	$ 59,499,322
Reinvestment of distributions	4,793	11,278	58,651	131,049
Shares redeemed	(1,331,382)	(190,783)	(16,882,293)	(2,152,963)
Net increase (decrease)	18,019,019	5,261,369	$ 230,062,553	$ 57,477,408
Class B
Shares sold	5,964,324	2,417,898	$ 75,522,412	$ 26,564,025
Reinvestment of distributions	1,577	1,921	19,258	22,287
Shares redeemed	(415,491)	(130,176)	(5,241,233)	(1,477,650)
Net increase (decrease)	5,550,410	2,289,643	$ 70,300,437	$ 25,108,662
Class C
Shares sold	14,235,575	4,280,867	$ 180,973,975	$ 46,868,653
Reinvestment of distributions	2,871	3,932	35,038	45,610
Shares redeemed	(640,078)	(145,743)	(8,021,651)	(1,655,531)
Net increase (decrease)	13,598,368	4,139,056	$ 172,987,362	$ 45,258,732
Institutional Class
Shares sold	6,866,472	2,064,833	$ 87,943,302	$ 22,042,780
Reinvestment of distributions	912	2,785	11,178	32,385
Shares redeemed	(321,534)	(107,889)	(4,111,297)	(1,237,483)
Net increase (decrease)	6,545,850	1,959,729	$ 83,843,183	$ 20,837,682

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (here-after referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor New Insights (2004). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (44)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff managed a variety of Fidelity funds. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor New Insights. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor New Insights. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor New Insights. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor New Insights. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor New Insights. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker Non-Votes	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000
PROPOSAL 2
To elect a Board of Trustees. *
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000
Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000
George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000
Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000
Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000
Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000
William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000
Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000
Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000
William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000
Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000
* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIF-UANN-0205
1.796408.101

Fidelity® Advisor

New Insights

Fund - Institutional Class

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Performance	5	How the fund has done over time.
Management's Discussion	6	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	7	An example of shareholder expenses.
Investment Changes	9	A summary of major shifts in the fund's investments over the past six months.
Investments	10	A complete list of the fund's investments with their market values.
Financial Statements	28	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	37	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	45
Trustees and Officers	46
Proxy Voting Results	56

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Life of fundA
Institutional Class	19.27%	27.51%

A From July 31, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Institutional Class on July 31, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Will Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months ending December 31, 2004, the fund's Institutional Class shares returned 19.27%, outpacing both the S&P 500® and the LipperSM Growth Funds Average, which gained 9.70%. Strong individual security selection within both the technology and telecommunication services sectors helped overall performance, as did the fund's continued emphasis on small- and mid-cap growth stocks, relative to the S&P 500. Smaller stocks generally outperformed large-caps in 2004. At the end of the period, the fund held approximately 43% of its assets in companies with market capitalizations of less than $10 billion, compared to 12% for the S&P 500. The fund's best individual performers included Internet stalwarts such as Google, Yahoo! and eBay, all of which appreciated more than 65% in 2004. Within telecommunications, the fund's positions in Research In Motion, which makes the BlackBerry portable e-mail device, and America Movil, a leading wireless services provider in Latin America, also fared well. Disappointments included Ireland-based Ryanair, Europe's leading discount airline, which fell in value as the carrier's profits were squeezed by higher oil prices and intense competition. Profit pressures also hurt the fund's positions in Krispy Kreme Doughnuts, semiconductor maker Silicon Laboratories and discount retailer 99 Cents Only Stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,100.70	$ 6.39
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 6.14
Class T
Actual	$ 1,000.00	$ 1,100.10	$ 7.55
Hypothetical A	$ 1,000.00	$ 1,017.95	$ 7.25
Class B
Actual	$ 1,000.00	$ 1,096.60	$ 10.59
Hypothetical A	$ 1,000.00	$ 1,015.03	$ 10.18
Class C
Actual	$ 1,000.00	$ 1,097.40	$ 10.18
Hypothetical A	$ 1,000.00	$ 1,015.43	$ 9.78
Institutional Class
Actual	$ 1,000.00	$ 1,102.80	$ 4.55
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.43%
Class B	2.01%
Class C	1.93%
Institutional Class	.86%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Marvell Technology Group Ltd.	3.7	1.7
Genentech, Inc.	2.9	2.5
America Movil SA de CV sponsored ADR	2.7	1.6
Yahoo!, Inc.	2.6	3.2
Research In Motion Ltd.	2.0	0.5
Google, Inc. Class A	1.9	0.0
Roche Holding AG (participation certificate)	1.7	0.4
QUALCOMM, Inc.	1.7	1.3
eBay, Inc.	1.6	1.8
Aetna, Inc.	1.5	1.1
	22.3
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.6	19.4
Consumer Discretionary	12.8	13.4
Health Care	11.6	15.7
Industrials	10.0	6.7
Energy	8.9	9.3
Asset Allocation (% of fund's net assets)
As of December 31, 2004*		As of June 30, 2004**
	Stocks 92.2%		Stocks 84.5%
	Bonds 1.0%		Bonds 0.9%
	Convertible Securities 0.1%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 14.3%
* Foreign investments	27.6%	** Foreign investments	17.9%

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.0%
LKQ Corp. (a)	100	$ 2,007
Automobiles - 0.3%
Honda Motor Co. Ltd.	5,100	265,812
Toyota Motor Corp.	72,600	2,971,881
		3,237,693
Hotels, Restaurants & Leisure - 4.2%
Ambassadors Group, Inc.	13,019	463,607
Aristocrat Leisure Ltd.	242,700	1,889,390
Boyd Gaming Corp.	24,700	1,028,755
Ctrip.com International Ltd. ADR	900	41,418
Domino's Pizza, Inc.	52,500	934,500
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	33,000	2,698,025
Great Canadian Gaming Corp. (a)	12,100	458,893
Greek Organization of Football Prognostics SA	20,000	552,387
Hilton Group PLC	150,470	821,521
Kerzner International Ltd. (a)	14,700	882,735
Life Time Fitness, Inc.	4,900	126,812
Marriott International, Inc. Class A	17,600	1,108,448
P.F. Chang's China Bistro, Inc. (a)	6,700	377,545
Panera Bread Co. Class A (a)	35,464	1,429,908
Penn National Gaming, Inc. (a)	10,000	605,500
Red Robin Gourmet Burgers, Inc. (a)	49,900	2,668,153
Scientific Games Corp. Class A (a)	10,000	238,400
Shuffle Master, Inc. (a)(d)	72,400	3,410,040
Starbucks Corp. (a)	1,200	74,832
Station Casinos, Inc.	277,000	15,146,360
Wynn Resorts Ltd. (a)	126,900	8,492,148
		43,449,377
Household Durables - 1.3%
Black & Decker Corp.	10,200	900,966
Blount International, Inc. (a)	68,700	1,196,754
Centex Corp.	8,000	476,640
D.R. Horton, Inc.	63,500	2,559,685
Desarrolladora Homex SA de CV ADR (d)	7,400	175,010
Fortune Brands, Inc.	19,000	1,466,420
Harman International Industries, Inc.	14,300	1,816,100
Hovnanian Enterprises, Inc. Class A (a)	20,800	1,030,016
KB Home	5,400	563,760
Mohawk Industries, Inc. (a)	7,100	647,875
Ryland Group, Inc.	4,400	253,176
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc.	34,300	$ 727,160
Toll Brothers, Inc. (a)	28,100	1,927,941
		13,741,503
Internet & Catalog Retail - 1.6%
eBay, Inc. (a)	140,100	16,290,828
Media - 1.3%
Central European Media Enterprises Ltd. Class A (a)	3,300	128,641
Citadel Broadcasting Corp. (a)	500	8,090
EchoStar Communications Corp. Class A	13,300	442,092
Getty Images, Inc. (a)	13,400	922,590
Omnicom Group, Inc.	2,200	185,504
Pixar (a)	40,794	3,492,374
SBS Broadcasting SA (a)	33,200	1,335,636
Sirius Satellite Radio, Inc. (a)(d)	59,500	455,175
Sogecable SA (a)	5,500	243,677
Spanish Broadcasting System, Inc. Class A (a)	1,100	11,616
Walt Disney Co.	24,900	692,220
XM Satellite Radio Holdings, Inc. Class A (a)	131,000	4,928,220
		12,845,835
Multiline Retail - 0.4%
Neiman Marcus Group, Inc. Class A	20,300	1,452,262
Next PLC	29,700	940,430
Nordstrom, Inc.	16,500	771,045
Target Corp.	16,200	841,266
		4,005,003
Specialty Retail - 2.3%
America's Car Mart, Inc. (a)	600	22,800
Bakers Footwear Group, Inc.	105,600	1,061,280
bebe Stores, Inc.	84,450	2,278,461
Bed Bath & Beyond, Inc. (a)	5,300	211,099
Build-A-Bear Workshop, Inc.	21,600	759,240
Chico's FAS, Inc. (a)	49,600	2,258,288
Guitar Center, Inc. (a)	18,600	980,034
Hennes & Mauritz AB (H&M) (B Shares)	58,100	2,023,857
Inditex SA	9,700	285,540
New York & Co., Inc.	15,100	249,452
PETCO Animal Supplies, Inc. (a)	62,900	2,483,292
PETsMART, Inc.	61,100	2,170,883
Regis Corp.	26,700	1,232,205
Sherwin-Williams Co.	2,300	102,649
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Signet Group PLC	86,648	$ 182,910
Staples, Inc.	72,600	2,447,346
TJX Companies, Inc.	38,000	954,940
Too, Inc. (a)	28,100	687,326
Urban Outfitters, Inc. (a)	67,200	2,983,680
		23,375,282
Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group PLC	29,309	225,544
Carter's, Inc. (a)	5,500	186,945
Coach, Inc. (a)	90,600	5,109,840
Fossil, Inc. (a)	6,600	169,224
Hartmarx Corp. (a)	223,300	1,735,041
NIKE, Inc. Class B	60,000	5,441,400
Polo Ralph Lauren Corp. Class A	19,200	817,920
Puma AG	303	83,152
Quiksilver, Inc. (a)	34,300	1,021,797
Wolverine World Wide, Inc.	1,400	43,988
		14,834,851
TOTAL CONSUMER DISCRETIONARY		131,782,379
CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Corby Distilleries Ltd. Class A	20,000	1,108,333
Hansen Natural Corp. (a)	156,100	5,683,601
PepsiCo, Inc.	5,400	281,880
		7,073,814
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	22,500	665,625
CVS Corp.	3,200	144,224
Sysco Corp.	63,300	2,416,161
Tesco PLC	191,885	1,184,802
United Natural Foods, Inc. (a)	38,200	1,188,020
Wal-Mart de Mexico SA de CV Series V	172,000	591,152
Walgreen Co.	3,800	145,806
Whole Foods Market, Inc.	40,085	3,822,105
William Morrison Supermarkets PLC	12,600	50,053
		10,207,948
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Hershey Foods Corp.	18,700	$ 1,038,598
Kellogg Co.	37,100	1,656,886
Peet's Coffee & Tea, Inc. (a)	5,000	132,350
Wm. Wrigley Jr. Co.	7,800	539,682
		3,367,516
Personal Products - 0.5%
Avon Products, Inc.	40,600	1,571,220
Gillette Co.	77,400	3,465,972
		5,037,192
TOTAL CONSUMER STAPLES		25,686,470
ENERGY - 8.9%
Energy Equipment & Services - 1.0%
BJ Services Co.	22,400	1,042,496
Offshore Logistics, Inc. (a)	80,100	2,600,847
Oil States International, Inc. (a)	20,000	385,800
Schlumberger Ltd. (NY Shares)	74,800	5,007,860
Smith International, Inc. (a)	3,592	195,441
Superior Energy Services, Inc. (a)	29,900	460,759
Tenaris SA sponsored ADR	6,000	293,400
		9,986,603
Oil & Gas - 7.9%
Anadarko Petroleum Corp.	4,400	285,164
Apache Corp.	49,100	2,482,987
Ashland, Inc.	15,700	916,566
Bill Barrett Corp.	2,500	79,975
Blackrock Ventures, Inc. (a)	171,100	1,047,988
BP PLC sponsored ADR	184,800	10,792,320
Burlington Resources, Inc.	54,400	2,366,400
Chesapeake Energy Corp.	136,500	2,252,250
China Petroleum & Chemical Corp. sponsored ADR	6,800	278,732
EnCana Corp.	229,600	13,087,200
Encore Acquisition Co. (a)	8,992	313,911
ENI Spa sponsored ADR	2,700	339,768
EOG Resources, Inc.	17,400	1,241,664
Exxon Mobil Corp.	132,100	6,771,446
Forest Oil Corp. (a)	300	9,516
Houston Exploration Co. (a)	2,500	140,775
Imperial Oil Ltd.	7,800	462,475
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Magnum Hunter Resources, Inc. (a)	4,500	$ 58,050
Marathon Oil Corp.	17,400	654,414
Murphy Oil Corp.	67,500	5,430,375
Noble Energy, Inc.	15,300	943,398
Occidental Petroleum Corp.	45,500	2,655,380
Patina Oil & Gas Corp.	14,300	536,250
PetroChina Co. Ltd. sponsored ADR	7,500	402,675
PetroKazakhstan, Inc. Class A	21,500	797,829
Premcor, Inc.	112,300	4,735,691
Quicksilver Resources, Inc. (a)	101,400	3,729,492
Range Resources Corp.	111,500	2,281,290
Talisman Energy, Inc.	17,400	469,075
Total SA sponsored ADR	46,200	5,074,608
Unocal Corp.	4,100	177,284
Valero Energy Corp.	49,000	2,224,600
Whiting Petroleum Corp. New (a)	102,700	3,106,675
XTO Energy, Inc.	140,400	4,967,352
		81,113,575
TOTAL ENERGY		91,100,178
FINANCIALS - 8.3%
Capital Markets - 0.2%
Calamos Asset Management, Inc. Class A	3,800	102,600
Goldman Sachs Group, Inc.	5,500	572,220
Legg Mason, Inc.	8,900	652,014
Lehman Brothers Holdings, Inc.	16,000	1,399,680
SEI Investments Co.	1,800	75,474
		2,801,988
Commercial Banks - 1.4%
Bank of the Ozarks, Inc.	39,100	1,330,573
BOK Financial Corp. (a)	4,073	198,599
East West Bancorp, Inc.	14,500	608,420
Hibernia Corp. Class A	4,500	132,795
HSBC Holdings PLC sponsored ADR (d)	28,502	2,426,660
M&T Bank Corp.	22,700	2,447,968
Nara Bancorp, Inc.	20,300	431,781
PrivateBancorp, Inc.	1,600	51,568
Southwest Bancorp of Texas, Inc.	1,200	27,948
Texas Capital Bancshares, Inc. (a)	400	8,648
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Texas Regional Bancshares, Inc. Class A	2,250	$ 73,530
UCBH Holdings, Inc.	17,700	811,014
Wells Fargo & Co.	77,900	4,841,485
Westcorp	15,700	721,101
Wintrust Financial Corp.	5,200	296,192
		14,408,282
Consumer Finance - 0.9%
First Marblehead Corp. (a)	38,900	2,188,125
MBNA Corp.	36,600	1,031,754
SLM Corp.	113,600	6,065,104
		9,284,983
Diversified Financial Services - 0.5%
Brascan Corp. Class A (ltd. vtg.)	15,350	551,960
CapitalSource, Inc. (a)	14,100	361,947
Moody's Corp.	46,500	4,038,525
		4,952,432
Insurance - 4.2%
Allstate Corp.	116,400	6,020,208
American International Group, Inc.	111,900	7,348,473
Assurant, Inc.	57,100	1,744,405
Berkshire Hathaway, Inc. Class A (a)	163	14,327,700
Everest Re Group Ltd.	16,600	1,486,696
Fidelity National Financial, Inc.	9,700	442,999
Genworth Financial, Inc. Class A	8,600	232,200
Great-West Lifeco, Inc.	6,600	146,850
HCC Insurance Holdings, Inc.	40,100	1,328,112
Markel Corp. (a)	2,000	728,000
Mercury General Corp.	15,700	940,744
MetLife, Inc.	15,200	615,752
Montpelier Re Holdings Ltd.	9,700	372,965
ProAssurance Corp. (a)	5,000	195,550
Progressive Corp.	11,700	992,628
RenaissanceRe Holdings Ltd.	27,300	1,421,784
StanCorp Financial Group, Inc.	8,300	684,750
USI Holdings Corp. (a)	60,100	695,357
W.R. Berkley Corp.	29,300	1,382,081
White Mountains Insurance Group Ltd.	800	516,800
Willis Group Holdings Ltd.	33,300	1,370,961
		42,995,015
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	28,100	$ 942,755
CBL & Associates Properties, Inc.	12,600	962,010
Equity Residential (SBI)	18,600	672,948
General Growth Properties, Inc.	5,720	206,835
Vornado Realty Trust	3,500	266,455
		3,051,003
Thrifts & Mortgage Finance - 0.8%
Doral Financial Corp.	16,543	814,743
Freddie Mac	70,000	5,159,000
Golden West Financial Corp., Delaware	34,900	2,143,558
W Holding Co., Inc.	1,530	35,098
		8,152,399
TOTAL FINANCIALS		85,646,102
HEALTH CARE - 11.6%
Biotechnology - 3.3%
Affymetrix, Inc. (a)	12,900	471,495
Biogen Idec, Inc. (a)	37,500	2,497,875
Gen-Probe, Inc. (a)	20,700	935,847
Genentech, Inc. (a)	541,100	29,457,484
Harvard Bioscience, Inc. (a)	10,000	46,300
Seattle Genetics, Inc. (a)	25,800	168,474
		33,577,475
Health Care Equipment & Supplies - 2.6%
Advanced Medical Optics, Inc. (a)	35,900	1,476,926
Advanced Neuromodulation Systems, Inc. (a)	21,200	836,552
Alcon, Inc.	21,400	1,724,840
American Medical Systems Holdings, Inc. (a)	3,700	154,697
Animas Corp.	13,600	212,568
Arrow International, Inc.	1,000	30,990
Aspect Medical Systems, Inc. (a)	7,300	178,558
Bio-Rad Laboratories, Inc. Class A (a)	8,600	493,382
C.R. Bard, Inc.	30,400	1,944,992
Cooper Companies, Inc.	23,000	1,623,570
Cytyc Corp. (a)	10,300	283,971
DENTSPLY International, Inc.	29,100	1,635,420
Fisher Scientific International, Inc. (a)	31,604	1,971,458
Foxhollow Technologies, Inc.	500	12,295
Guidant Corp.	3,900	281,190
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IDEXX Laboratories, Inc. (a)	20,500	$ 1,119,095
IntraLase Corp.	1,700	39,916
Intuitive Surgical, Inc. (a)	31,400	1,256,628
IRIS International, Inc. (a)	325,000	3,142,750
Kinetic Concepts, Inc.	20,100	1,533,630
Nobel Biocare Holding AG (Switzerland)	1,556	281,308
Ocular Sciences, Inc. (a)	17,200	842,972
St. Jude Medical, Inc. (a)	69,100	2,897,363
Synthes, Inc.	4,360	487,867
Thermo Electron Corp. (a)	8,800	265,672
Ventana Medical Systems, Inc. (a)	6,700	428,733
Waters Corp. (a)	33,800	1,581,502
		26,738,845
Health Care Providers & Services - 3.1%
Aetna, Inc.	125,400	15,643,650
American Healthways, Inc. (a)	28,300	935,032
Caremark Rx, Inc. (a)	12,400	488,932
DaVita, Inc. (a)	3,300	130,449
eResearchTechnology, Inc. (a)	6,992	110,823
ICON PLC sponsored ADR (a)	800	30,920
IDX Systems Corp. (a)	800	27,568
Matria Healthcare, Inc. (a)	1,600	62,512
Merge Technologies, Inc. (a)	17,300	384,925
Molina Healthcare, Inc. (a)	9,900	459,162
Patterson Companies, Inc. (a)	159,200	6,907,688
Pharmaceutical Product Development, Inc. (a)	8,600	355,094
UnitedHealth Group, Inc.	72,400	6,373,372
VCA Antech, Inc. (a)	10,000	196,000
WellChoice, Inc. (a)	800	42,720
		32,148,847
Pharmaceuticals - 2.6%
Atherogenics, Inc. (a)	11,100	261,516
Cypress Bioscience, Inc. (a)	11,800	165,908
Elan Corp. PLC sponsored ADR (a)	68,600	1,869,350
Johnson & Johnson	9,000	570,780
Merck KGaA	1,500	103,003
Novartis AG sponsored ADR	17,200	869,288
Novo Nordisk AS Series B	69,700	3,801,171
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	156,592	$ 17,893,087
Schering-Plough Corp.	85,300	1,781,064
		27,315,167
TOTAL HEALTH CARE		119,780,334
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc.	12,000	878,880
Precision Castparts Corp.	4,100	269,288
SI International, Inc. (a)	6,100	187,636
United Technologies Corp.	10,900	1,126,515
		2,462,319
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	42,800	2,376,256
CNF, Inc.	4,000	200,400
EGL, Inc. (a)	19,900	594,811
Ryder System, Inc.	7,900	377,383
United Parcel Service, Inc. Class B	98,300	8,400,718
UTI Worldwide, Inc.	1,000	68,020
		12,017,588
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (a)	132,700	5,407,525
Southwest Airlines Co.	121,100	1,971,508
		7,379,033
Building Products - 0.5%
Lennox International, Inc.	11,100	225,885
Masco Corp.	126,200	4,610,086
Trex Co., Inc. (a)	12,400	650,256
		5,486,227
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	1,900	37,468
Aramark Corp. Class B	2,100	55,671
Corporate Executive Board Co.	3,400	227,596
Educate, Inc.	13,500	178,740
Jackson Hewitt Tax Service, Inc.	3,900	98,475
Laureate Education, Inc. (a)	17,600	775,984
Navigant Consulting, Inc. (a)	4,200	111,720
R.R. Donnelley & Sons Co.	32,000	1,129,280
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Resources Connection, Inc. (a)	43,400	$ 2,357,054
Robert Half International, Inc.	56,300	1,656,909
		6,628,897
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	5,700	272,403
Perini Corp. (a)	9,000	150,210
		422,613
Electrical Equipment - 0.9%
AMETEK, Inc.	4,600	164,082
Cooper Industries Ltd. Class A	118,400	8,038,176
Energy Conversion Devices, Inc. (a)	6,700	129,444
Ultralife Batteries, Inc. (a)	53,100	1,032,795
		9,364,497
Industrial Conglomerates - 0.3%
Hutchison Whampoa Ltd.	163,000	1,525,609
Siemens AG sponsored ADR	16,600	1,405,522
		2,931,131
Machinery - 4.3%
A.S.V., Inc. (a)	21,800	1,044,220
Astec Industries, Inc. (a)	2,867	49,341
Bucyrus International, Inc. Class A	15,600	633,984
Caterpillar, Inc.	27,700	2,701,027
Cummins, Inc.	46,800	3,921,372
CUNO, Inc. (a)	2,600	154,440
Danaher Corp.	188,800	10,839,008
Deere & Co.	14,700	1,093,680
Eaton Corp.	6,500	470,340
ESCO Technologies, Inc. (a)	4,800	367,920
Gardner Denver, Inc. (a)	2,100	76,209
Harsco Corp.	12,100	674,454
IDEX Corp.	1,650	66,825
Illinois Tool Works, Inc.	3,400	315,112
Ingersoll-Rand Co. Ltd. Class A	8,500	682,550
ITT Industries, Inc.	1,200	101,340
Joy Global, Inc.	29,600	1,285,528
Oshkosh Truck Co.	4,100	280,358
PACCAR, Inc.	183,350	14,756,008
Pall Corp.	6,400	185,280
Parker Hannifin Corp.	19,800	1,499,652
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	5,700	$ 248,292
Timken Co.	3,900	101,478
Volvo AB ADR	75,600	2,997,540
		44,545,958
Marine - 0.0%
Alexander & Baldwin, Inc.	4,200	178,164
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	25,600	1,211,136
Canadian National Railway Co.	67,800	4,128,455
Heartland Express, Inc.	4,050	91,004
Knight Transportation, Inc.	17,920	444,416
Laidlaw International, Inc. (a)	2,300	49,220
Landstar System, Inc. (a)	21,900	1,612,716
Yellow Roadway Corp. (a)(d)	24,100	1,342,611
		8,879,558
Trading Companies & Distributors - 0.2%
Fastenal Co.	16,800	1,034,208
MSC Industrial Direct Co., Inc. Class A	21,900	787,962
United Rentals, Inc. (a)	12,200	230,580
		2,052,750
TOTAL INDUSTRIALS		102,348,735
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 4.6%
Carrier Access Corp. (a)	1,100	11,748
Comverse Technology, Inc. (a)	60,600	1,481,670
Ditech Communications Corp. (a)	78,300	1,170,585
Finisar Corp. (a)	13,900	31,692
Harris Corp.	37,600	2,323,304
Juniper Networks, Inc. (a)	35,400	962,526
Plantronics, Inc.	23,000	953,810
QUALCOMM, Inc.	401,600	17,027,840
Research In Motion Ltd. (a)	253,000	20,826,117
Telefonaktiebolaget LM Ericsson ADR (a)	72,700	2,289,323
		47,078,615
Computers & Peripherals - 1.6%
ABIT Computer Corp.	3,750,000	1
Apple Computer, Inc. (a)	114,200	7,354,480
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Avid Technology, Inc. (a)	5,600	$ 345,800
Dell, Inc. (a)	128,000	5,393,920
NCR Corp. (a)	21,200	1,467,676
Network Appliance, Inc. (a)	19,600	651,112
Novatel Wireless, Inc.	28,500	552,330
Storage Technology Corp. (a)	1,200	37,932
Synaptics, Inc. (a)	16,981	519,279
		16,322,530
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A (a)	36,400	1,337,336
Cogent, Inc.	17,700	584,100
Dionex Corp. (a)	2,000	113,340
FARO Technologies, Inc. (a)	1,800	56,124
FLIR Systems, Inc. (a)	69,891	4,458,347
Hon Hai Precision Industries Co. Ltd.	420,049	1,942,347
National Instruments Corp.	10,800	294,300
Trimble Navigation Ltd. (a)	5,400	178,416
		8,964,310
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	43,700	569,411
Blue Coat Systems, Inc. (a)	5,300	98,633
Digital River, Inc. (a)	23,600	981,996
Google, Inc. Class A	100,200	19,348,620
Housevalues, Inc.	1,900	28,538
InfoSpace, Inc. (a)	10,300	489,765
j2 Global Communications, Inc. (a)	4,500	155,250
Sina Corp. (a)	23,400	750,204
VeriSign, Inc. (a)	15,600	522,912
WebEx Communications, Inc. (a)	700	16,646
Websense, Inc. (a)	24,343	1,234,677
Yahoo!, Inc. (a)	700,300	26,387,304
		50,583,956
IT Services - 2.9%
Alliance Data Systems Corp. (a)	319,100	15,150,868
Cognizant Technology Solutions Corp. Class A (a)	51,614	2,184,821
Global Payments, Inc.	3,300	193,182
Infosys Technologies Ltd. sponsored ADR (d)	107,000	7,416,170
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc. (a)	3,800	$ 115,862
SRA International, Inc. Class A (a)	79,200	5,084,640
		30,145,543
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	19,300	1,086,204
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	57,900	1,274,958
Analog Devices, Inc.	63,100	2,329,652
ATI Technologies, Inc. (a)	57,700	1,118,418
Cree, Inc. (a)	82,600	3,310,608
FormFactor, Inc. (a)	17,400	472,236
Freescale Semiconductor, Inc. Class B	2,815	51,683
International Rectifier Corp. (a)	78,500	3,498,745
Lam Research Corp. (a)	23,600	682,276
Marvell Technology Group Ltd. (a)	1,061,300	37,644,312
O2Micro International Ltd. (a)	3,000	34,320
Samsung Electronics Co. Ltd.	24,496	10,660,210
Sigmatel, Inc. (a)	23,400	831,402
Silicon Image, Inc. (a)	29,400	483,924
Tessera Technologies, Inc. (a)	79,800	2,969,358
Volterra Semiconductor Corp. (d)	22,400	496,272
		65,858,374
Software - 2.2%
Activision, Inc. (a)	66,900	1,350,042
Adobe Systems, Inc.	46,453	2,914,461
Altiris, Inc. (a)	61,900	2,193,117
Autodesk, Inc.	83,800	3,180,210
Cadence Design Systems, Inc. (a)	6,000	82,860
Cognos, Inc. (a)	49,800	2,192,030
JAMDAT Mobile, Inc.	500	10,325
Macrovision Corp. (a)	3,100	79,732
Microsoft Corp.	38,100	1,017,651
NAVTEQ Corp.	12,800	593,408
Opsware, Inc. (a)	2,600	19,084
Quality Systems, Inc. (a)	7,879	471,164
Quest Software, Inc. (a)	11,500	183,425
Red Hat, Inc. (a)	28,300	377,805
SAP AG sponsored ADR	15,300	676,413
Sonic Solutions, Inc. (a)(d)	24,100	540,804
Symantec Corp. (a)	223,000	5,744,480
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	20,000	$ 695,800
THQ, Inc. (a)	4,100	94,054
TIBCO Software, Inc. (a)	21,200	282,808
		22,699,673
TOTAL INFORMATION TECHNOLOGY		242,739,205
MATERIALS - 7.8%
Chemicals - 1.3%
Agrium, Inc.	23,600	398,250
Bayer AG	27,600	937,848
Dow Chemical Co.	36,700	1,817,017
Headwaters, Inc. (a)	3,600	102,600
Methanex Corp.	47,500	867,271
Monsanto Co.	15,100	838,805
Nalco Holding Co.	24,700	482,144
NOVA Chemicals Corp.	64,500	3,047,625
Potash Corp. of Saskatchewan	61,600	5,120,500
		13,612,060
Construction Materials - 0.2%
Eagle Materials, Inc. Class B	600	50,580
Florida Rock Industries, Inc.	2,050	122,037
Lafarge North America, Inc.	5,800	297,656
Rinker Group Ltd.	133,381	1,111,405
Texas Industries, Inc.	4,600	286,948
Vulcan Materials Co.	8,700	475,107
		2,343,733
Containers & Packaging - 0.3%
Ball Corp.	15,300	672,894
Owens-Illinois, Inc. (a)	82,200	1,861,830
		2,534,724
Metals & Mining - 6.0%
Aber Diamond Corp.	16,600	587,225
Agnico-Eagle Mines Ltd.	14,700	202,370
Alamos Gold, Inc. (a)	7,300	21,900
Alumina Ltd.	101,500	471,717
Anglo American PLC ADR	64,000	1,522,560
Apex Silver Mines Ltd. (a)	10,200	175,236
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Ltd. sponsored ADR	160,800	$ 3,862,416
Caemi Mineracao E Metalurgia SA (PN) (a)	183,000	157,093
Carpenter Technology Corp.	26,800	1,566,728
Cleveland-Cliffs, Inc.	3,000	311,580
Companhia Vale do Rio Doce sponsored ADR	55,400	1,607,154
Compass Minerals International, Inc.	7,600	184,148
Dofasco, Inc.	19,800	749,100
Eldorado Gold Corp. (a)	201,600	596,400
Falconbridge Ltd.	5,000	129,583
First Quantum Minerals Ltd. (a)	157,700	2,450,921
Fording Canadian Coal Trust	1,100	84,948
Fortescue Metals Group Ltd. (a)	16,800	35,490
Freeport-McMoRan Copper & Gold, Inc. Class B	19,300	737,839
Gabriel Resources Ltd. (a)	157,300	204,490
Gerdau SA sponsored ADR	19,800	356,400
Glamis Gold Ltd. (a)(d)	407,500	6,981,833
Inco Ltd. (a)	4,600	168,667
International Steel Group, Inc.	50,500	2,048,280
IPSCO, Inc.	96,500	4,608,679
Ivanhoe Mines Ltd. (a)	34,000	245,083
Lionore Mining International Ltd. (a)(d)	218,500	1,249,092
Meridian Gold, Inc. (a)	34,700	657,565
Mittal Steel Co. NV Class A (NY Shares) (a)	15,100	583,615
Newmont Mining Corp.	192,300	8,540,043
Novagold Resources, Inc. (a)	122,400	953,700
Nucor Corp.	64,000	3,349,760
Peabody Energy Corp.	26,200	2,119,842
Phelps Dodge Corp.	3,900	385,788
Placer Dome, Inc.	189,500	3,565,758
POSCO sponsored ADR (d)	104,400	4,648,932
Quanex Corp.	7,400	507,418
Rio Tinto PLC (Reg.)	6,700	199,677
Southern African Resources PLC (a)	381,231	278,009
Steel Dynamics, Inc.	17,700	670,476
Teck Cominco Ltd. Class B (sub. vtg.)	25,700	790,703
United States Steel Corp.	37,300	1,911,625
Wheaton River Minerals Ltd. (a)	41,000	133,250
Xstrata PLC	39,700	710,056
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	254,000	362,726
		61,685,875
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,700	$ 43,740
TOTAL MATERIALS		80,220,132
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	59,000	813,610
PT Indosat Tbk sponsored ADR	4,100	127,838
		941,448
Wireless Telecommunication Services - 6.0%
Alamosa Holdings, Inc. (a)	14,500	180,815
America Movil SA de CV sponsored ADR	521,700	27,310,995
Millicom International Cellular SA (a)	4,500	102,285
mmO2 PLC (a)	194,500	458,171
Nextel Communications, Inc. Class A (a)	297,700	8,931,000
Nextel Partners, Inc. Class A (a)	477,400	9,328,396
NII Holdings, Inc. (a)	232,000	11,008,400
Telefonica Moviles SA sponsored ADR (d)	40,000	508,400
Telesystem International Wireless, Inc. (a)	25,400	284,692
Turkcell Iletisim Hizmet AS sponsored ADR	4,700	85,070
Vimpel Communications sponsored ADR (a)	800	28,912
Vodafone Group PLC sponsored ADR	98,200	2,688,716
Western Wireless Corp. Class A (a)	19,500	571,350
		61,487,202
TOTAL TELECOMMUNICATION SERVICES		62,428,650
UTILITIES - 0.7%
Electric Utilities - 0.2%
Entergy Corp.	9,100	615,069
Exelon Corp.	2,000	88,140
PG&E Corp. (a)	8,700	289,536
TXU Corp.	17,400	1,123,344
		2,116,089
Gas Utilities - 0.2%
Southern Union Co. (a)	88,600	2,124,628
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	58,300	796,961
Dominion Resources, Inc.	9,500	643,530
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Duke Energy Corp.	34,800	$ 881,484
NRG Energy, Inc. (a)	15,600	562,380
		2,884,355
TOTAL UTILITIES		7,125,072
TOTAL COMMON STOCKS (Cost $824,845,512)		948,857,257
Corporate Bonds - 0.1%
		Principal Amount
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23		$ 250,000	420,550
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05		180,000	180,000
TOTAL CONVERTIBLE BONDS			600,550
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	240,000	514,689
TOTAL CORPORATE BONDS (Cost $1,031,612)			1,115,239
U.S. Treasury Obligations - 1.0%

U.S. Treasury Notes:
4.25% 8/15/13		2,210,000	2,227,439
4.25% 11/15/13		2,250,000	2,264,150
U.S. Treasury Obligations - continued
		Principal Amount	Value (Note 1)
U.S. Treasury Notes: - continued
4.25% 8/15/14		$ 1,200,000	$ 1,202,672
4.75% 5/15/14		4,700,000	4,897,912
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,446,804)			10,592,173
Money Market Funds - 12.2%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	100,466,229	100,466,229
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	25,375,226	25,375,226
TOTAL MONEY MARKET FUNDS (Cost $125,841,455)		125,841,455
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $962,165,383)	1,086,406,124
NET OTHER ASSETS - (5.5)%	(57,083,781)
NET ASSETS - 100%	$ 1,029,322,343
Currency Abbreviations
GBP - British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.4%
Canada	8.1%
Bermuda	5.0%
Mexico	2.8%
United Kingdom	2.2%
Switzerland	2.0%
Korea (South)	1.5%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $3,601,000 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $24,660,247) (cost $962,165,383) - See accompanying schedule		$ 1,086,406,124
Foreign currency held at value (cost $551,734)		552,589
Receivable for investments sold		1,129,677
Receivable for fund shares sold		9,808,688
Dividends receivable		725,158
Interest receivable		343,820
Prepaid expenses		1,789
Other receivables		114,827
Total assets		1,099,082,672

Liabilities
Payable to custodian bank	$ 562
Payable for investments purchased	42,767,370
Payable for fund shares redeemed	445,720
Accrued management fee	450,756
Distribution fees payable	437,458
Other affiliated payables	202,441
Other payables and accrued expenses	80,796
Collateral on securities loaned, at value	25,375,226
Total liabilities		69,760,329

Net Assets		$ 1,029,322,343
Net Assets consist of:
Paid in capital		$ 909,869,944
Accumulated net investment loss		(560,013)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,232,615)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		124,245,027
Net Assets		$ 1,029,322,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,444,422 ÷ 16,469,748 shares)	$ 13.99

Maximum offering price per share (100/94.25 of $13.99)	$ 14.84
Class T: Net Asset Value and redemption price per share ($324,946,991 ÷ 23,280,388 shares)	$ 13.96

Maximum offering price per share (100/96.50 of $13.96)	$ 14.47
Class B: Net Asset Value and offering price per share ($108,614,931 ÷ 7,840,053 shares)A	$ 13.85

Class C: Net Asset Value and offering price per share ($245,795,228 ÷ 17,737,424 shares)A	$ 13.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($119,520,771 ÷ 8,505,579 shares)	$ 14.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 3,011,898
Interest		1,308,524
Security lending		74,638
Total income		4,395,060

Expenses
Management fee	$ 2,747,134
Transfer agent fees	1,225,335
Distribution fees	2,747,175
Accounting and security lending fees	189,185
Non-interested trustees' compensation	2,336
Custodian fees and expenses	98,798
Registration fees	225,358
Audit	30,580
Legal	5,567
Miscellaneous	44,362
Total expenses before reductions	7,315,830
Expense reductions	(227,589)	7,088,241
Net investment income (loss)		(2,693,181)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,006,076)
Foreign currency transactions	(53,951)
Total net realized gain (loss)		(4,060,027)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,090,194
Assets and liabilities in foreign currencies	4,211
Total change in net unrealized appreciation (depreciation)		109,094,405
Net gain (loss)		105,034,378
Net increase (decrease) in net assets resulting from operations		$ 102,341,197

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,693,181)	$ (451,550)
Net realized gain (loss)	(4,060,027)	414,114
Change in net unrealized appreciation (depreciation)	109,094,405	15,150,622
Net increase (decrease) in net assets resulting from operations	102,341,197	15,113,186
Distributions to shareholders from net investment income	(206,460)	(334,230)
Distributions to shareholders from net realized gain	-	(80,756)
Total distributions	(206,460)	(414,986)
Share transactions - net increase (decrease)	729,178,053	183,311,353
Total increase (decrease) in net assets	831,312,790	198,009,553

Net Assets
Beginning of period	198,009,553	-
End of period (including accumulated net investment loss of $560,013 and accumulated net investment loss of $225,138, respectively)	$ 1,029,322,343	$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.04)
Net realized and unrealized gain (loss)	2.24	1.87
Total from investment operations	2.21	1.83
Distributions from net investment income	(.01)	(.03)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.04)
Net asset value, end of period	$ 13.99	$ 11.79
Total ReturnB, C, D	18.76%	18.23%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.22%	1.39%A
Expenses net of voluntary waivers, if any	1.22%	1.39%A
Expenses net of all reductions	1.17%	1.28%A
Net investment income (loss)	(.26)%	(.81)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,444	$ 37,296
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.05)
Net realized and unrealized gain (loss)	2.25	1.86
Total from investment operations	2.19	1.81
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.03)
Net asset value, end of period	$ 13.96	$ 11.78
Total ReturnB, C, D	18.60%	18.08%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.43%	1.62%A
Expenses net of voluntary waivers, if any	1.43%	1.62%A
Expenses net of all reductions	1.39%	1.51%A
Net investment income (loss)	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,947	$ 61,997
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)	(.07)
Net realized and unrealized gain (loss)	2.23	1.85
Total from investment operations	2.10	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 13.85	$ 11.76
Total ReturnB, C, D	17.87%	17.75%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.02%	2.19%A
Expenses net of voluntary waivers, if any	2.02%	2.19%A
Expenses net of all reductions	1.97%	2.08%A
Net investment income (loss)	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,615	$ 26,936
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.07)
Net realized and unrealized gain (loss)	2.23	1.85
Total from investment operations	2.11	1.78
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.02)
Net asset value, end of period	$ 13.86	$ 11.76
Total ReturnB, C, D	17.95%	17.77%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.94%	2.14%A
Expenses net of voluntary waivers, if any	1.94%	2.14%A
Expenses net of all reductions	1.89%	2.03%A
Net investment income (loss)	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,795	$ 48,669
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.01	(.02)
Net realized and unrealized gain (loss)	2.26	1.86
Total from investment operations	2.27	1.84
Distributions from net investment income	(.01)	(.04)
Distributions from net realized gain	-	(.01)
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 14.05	$ 11.79
Total ReturnB, C	19.27%	18.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	.86%	1.07%A
Expenses net of voluntary waivers, if any	.86%	1.07%A
Expenses net of all reductions	.82%	.96%A
Net investment income (loss)	.10%	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,521	$ 23,112
Portfolio turnover rate	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the

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Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

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1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 132,674,764
Unrealized depreciation	(9,621,703)
Net unrealized appreciation (depreciation)	123,053,061
Capital loss carryforward	(3,600,666)

Cost for federal income tax purposes	$ 963,353,063

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 206,460	$ 414,986

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in

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Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,037,355,145 and $374,508,934, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 241,370	$ -
Class T	.25%	.25%	755,612	126,154
Class B	.75%	.25%	584,090	438,067
Class C	.75%	.25%	1,166,103	873,362
			$ 2,747,175	$ 1,437,583

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4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 459,753
Class T	155,122
Class B *	73,890
Class C *	29,210
$ 717,975

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 267,658.27
Class T	372,625.24
Class B	194,144.33
Class C	296,406.25
Institutional Class	94,502.17
	$ 1,225,335

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,052,768 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40,024 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $225,755 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,413. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Institutional Class	$ 421

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholders was the owner of record of 15% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
From net investment income
Class A	$ 37,581	$ 86,217
Class T	64,107	115,237
Class B	28,149	22,248
Class C	52,498	48,917
Institutional Class	24,125	61,611
Total	$ 206,460	$ 334,230
From net realized gain
Class A	$ -	$ 15,396
Class T	-	25,052
Class B	-	11,124
Class C	-	20,382
Institutional Class	-	8,802
Total	$ -	$ 80,756

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Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003	Year ended December 31, 2004	For the period July 31, 2003 (commencement of operations) to December 31, 2003
Class A
Shares sold	14,442,215	3,325,916	$ 186,266,246	$ 36,472,035
Reinvestment of distributions	2,599	7,212	31,768	83,877
Shares redeemed	(1,138,271)	(169,923)	(14,313,496)	(1,927,043)
Net increase (decrease)	13,306,543	3,163,205	$ 171,984,518	$ 34,628,869
Class T
Shares sold	19,345,608	5,440,874	$ 246,886,195	$ 59,499,322
Reinvestment of distributions	4,793	11,278	58,651	131,049
Shares redeemed	(1,331,382)	(190,783)	(16,882,293)	(2,152,963)
Net increase (decrease)	18,019,019	5,261,369	$ 230,062,553	$ 57,477,408
Class B
Shares sold	5,964,324	2,417,898	$ 75,522,412	$ 26,564,025
Reinvestment of distributions	1,577	1,921	19,258	22,287
Shares redeemed	(415,491)	(130,176)	(5,241,233)	(1,477,650)
Net increase (decrease)	5,550,410	2,289,643	$ 70,300,437	$ 25,108,662
Class C
Shares sold	14,235,575	4,280,867	$ 180,973,975	$ 46,868,653
Reinvestment of distributions	2,871	3,932	35,038	45,610
Shares redeemed	(640,078)	(145,743)	(8,021,651)	(1,655,531)
Net increase (decrease)	13,598,368	4,139,056	$ 172,987,362	$ 45,258,732
Institutional Class
Shares sold	6,866,472	2,064,833	$ 87,943,302	$ 22,042,780
Reinvestment of distributions	912	2,785	11,178	32,385
Shares redeemed	(321,534)	(107,889)	(4,111,297)	(1,237,483)
Net increase (decrease)	6,545,850	1,959,729	$ 83,843,183	$ 20,837,682

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (here-after referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor New Insights (2004). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (44)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff managed a variety of Fidelity funds. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor New Insights. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor New Insights. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor New Insights. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor New Insights. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor New Insights. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker Non-Votes	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000
PROPOSAL 2
To elect a Board of Trustees. *
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000
Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000
George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000
Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000
Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000
Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000
William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000
Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000
Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000
William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000
Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000
* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIFI-UANN-0205
1.796411.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor New Insights Fund and Fidelity Contrafund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A,B
Fidelity Advisor New Insights Fund	$29,000	$23,000
Fidelity Contrafund	$150,000	$138,000
All funds in the Fidelity Group of Funds audited by PwC	$10,800,000	$10,600,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Advisor New Insights Fund commenced operations on July 31, 2003.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B,C
Fidelity Advisor New Insights Fund	$0	$0
Fidelity Contrafund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor New Insights Fund commenced operations on July 31, 2003.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B,C
Fidelity Advisor New Insights Fund	$2,100	$2,000
Fidelity Contrafund	$3,200	$3,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor New Insights Fund commenced operations on July 31, 2003.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B,C
Fidelity Advisor New Insights Fund	$1,500	$200
Fidelity Contrafund	$33,000	$27,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Advisor New Insights Fund commenced operations on July 31, 2003.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$490,000	$190,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Advisor New Insights Fund	0%
Fidelity Contrafund	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by PwC of $2,700,000A and $1,950,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$550,000	$300,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 22, 2005